Registration No. 2-71469
                 811-3158
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933	    X

Pre-Effective Amendment No.
Post-Effective Amendment No.     30     	   X

REGISTRATION STATEMENT UNDER THE INVESTMENT
	COMPANY ACT OF 1940	    X

Amendment No.     33     	    X

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.
(Exact name of Registrant as Specified in Charter)

388 Greenwich Street, New York, New York  10013
(Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 720-9218

Christina T. Sydor
Secretary
Smith Barney Fundamental Value Fund Inc.
388 Greenwich Street
   New York, New York   10013
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as possible after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective:
   	X 	immediately upon filing pursuant to Rule 485(b)
		on January 28, 1998 pursuant to Rule 485(b)
	           	60 days after filing pursuant to Rule 485(a)
	           	on            pursuant to Rule 485(a)

      The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's Rule 24f-2 Notice for the fiscal year ended September 30, 1997 was filed on November 12, 1997 as Accession Number 0000091155-97-000503.
 The registrant, Smith Barney Fundamental Value Fund Inc., a Maryland corporation, is the successor to Smith Barney Fundamental Value Fund Inc
 ., a Washington corporation, pursuant to Rule 414 of the Securities Act of 1933 (the "Act"), has, effective with post- effective amendment number 25 to this registration statement, adopted this registration statement for all purposes under the Act and the Securities Exchange Act of 1934.


SMITH BARNEY FUNDAMENTAL VALUE FUND INC.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents

Front Cover

Contents Page

Cross-Reference Sheet

Part C - Other Information

Signature Page

Exhibits

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.

FORM  N-1A

CROSS REFERENCE SHEET

PURSUANT TO RULE 495(a)

Part A
Item No.                          	       Prospectus Caption

1.  Cover Page                         	      Cover Page

2.  Synopsis      	                                 Prospectus Summary

3. Financial Highlights	                    Financial
                                                	      Highlights

4.  General Description of Registrant    Cover Page; Prospectus Summary;
                                          	      Investment Objective and
Management
                                                             Policies;
Additional Information

5. Management of the Fund                  Management of the Fund;
                                          	      Distributor; Additional
Information;
                                          	      Annual Report

5A. Management's Discussion of          Annual Report
Fund Performance

6.  Capital Stock and Other                  Investment Objective and
Securities                                	      Policies; Dividends,
Distributions and
                                          	      Taxes; Additional
Information

7.  Purchase of Securities Being            Valuation of Shares; Purchase of
Offered                                    	       Shares; Exchange
Privilege;
                                           	       Redemption of Shares;
Minimum
                                           	       Account Size;
Distributor; Additional
                                           	       Information

8  Redemption or Repurchase                Purchase of Shares; Redemption of
                                           	       Shares; Exchange
Privilege

9.  Pending Legal Proceedings               Not Applicable


Part B                                   	       Statement of
Item No.                                	       Additional Information
Caption

10.  Cover Page                          	       Cover page

11.  Table of Contents                            Table of Contents

12.  General Information and                 Distributor; Additional
Information
History

13.  Investment Objectives and               Investment Objectives
and Management Policies

14.  Management of the Fund                 Management of the Fund;
Distributor

15.  Control Persons and Principal         Management of the Fund
Holders of Securities

16.  Investment Advisory and Other       Management of the Fund; Distributor
Services

17.  Brokerage Allocation and                Investment Objective and
Other Services                             	        Management Policies;
Distributor

18.  Capital Stock and Other                  Investment Objective and
Securities                              	        Management Policies;
Purchase of
                                             	        Shares; Redemption of
Shares; Taxes

19.  Purchase, Redemption and               Purchase of Shares; Redemption
Pricing of Securities Being Offered         of Shares; Valuation of Shares;
                                              	        Distributor; Exchange
Privilege

20.  Tax Status                                        Taxes

21.  Underwriters                                    Distributor

22.  Calculation of Performance              Performance Data
Data

23.  Financial Statements                        Financial Statements

PART A

P R O S P E C T U S


                                                                    SMITH BARNEY

                                                                     FUNDAMENTAL
                                                                           VALUE
                                                                       FUND INC.

                                                           JANUARY 28, 1998

                                                   PROSPECTUS BEGINS ON PAGE ONE


[LOGO] Smith Barney Mutual Funds

       INVESTING FOR YOUR FUTURE.
       EVERY DAY.

PROSPECTUS                                               JANUARY 28, 1998

Smith Barney

Fundamental Value

Fund Inc.
388 Greenwich Street
New York, New York 10013

800-451-2010

  Smith Barney Fundamental Value Fund Inc. (the "Fund") is a mutual fund with a primary investment objective of long-term capital growth. Current income is a secondary objective. The Fund seeks to achieve its primary objective by invest-ing in a diversified portfolio of common stocks and common stock equivalents and, to a lesser extent, in bonds and other debt instruments. The Fund's investment emphasis is on securities which, in the judgment of the Fund's investment adviser, are undervalued in the marketplace and, accordingly, have above-average potential for capital growth.

  This Prospectus sets forth concisely certain information about the Fund, including sales charges, distribution and service fees and expenses, that pro-spective investors will find helpful in making an investment decision. Invest-ors are encouraged to read this Prospectus carefully and retain it for future reference.

  Additional information about the Fund is contained in a Statement of Addi-tional Information dated January 28, 1998, as amended or supplemented from time to time, that is available upon request and without charge by calling or writ-ing the Fund at the telephone number or address set forth above or by contact-ing a Smith Barney Financial Consultant. The Statement of Additional Informa-tion has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

MUTUAL MANAGEMENT Corp.
Investment Adviser and Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


PROSPECTUS SUMMARY                              3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                           10
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES   15
-------------------------------------------------
VALUATION OF SHARES                            20
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES             20
-------------------------------------------------
PURCHASE OF SHARES                             21
-------------------------------------------------
EXCHANGE PRIVILEGE                             30
-------------------------------------------------
REDEMPTION OF SHARES                           33
-------------------------------------------------
MINIMUM ACCOUNT SIZE                           36
-------------------------------------------------
PERFORMANCE                                    36
-------------------------------------------------
MANAGEMENT OF THE FUND                         37
-------------------------------------------------
DISTRIBUTOR                                    38
-------------------------------------------------
ADDITIONAL INFORMATION                         39
-------------------------------------------------

--------------------------------------------------------------------------------

  No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the distributor. This Prospectus does not constitute an offer by the Fund or the distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such an offer or solicitation in such jurisdiction.

--------------------------------------------------------------------------------

PROSPECTUS SUMMARY

  The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information. Cross references in this summary are to headings in the Prospec-tus. See "Table of Contents."

INVESTMENT OBJECTIVE The Fund is an open-end, diversified management invest-ment company with a primary investment objective of long-term capital growth. Current income is a secondary objective. The Fund seeks to achieve its princi-pal objective by investing in a diversified portfolio of common stocks and common stock equivalents and, to a lesser extent, in bonds and other debt instruments. The Fund's investment emphasis is on securities which, in the judgment of the Fund's investment adviser, are undervalued in the marketplace and, accordingly, have above-average potential for capital growth. See "In-vestment Objective and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers several classes of shares ("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class Y shares, are offered to investors meeting an initial investment minimum of $5,000,000. See "Purchase of Shares" and "Redemption of Shares."

  Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary-- Reduced or No Initial Sales Charge."

  Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. This CDSC may be waived for certain redemptions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

  Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions ("Class B

Dividend Shares") will be converted at that time. See "Purchase of Shares-- Deferred Sales Charge Alternatives."

  Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Fund shares, which when com-bined with current holdings of Class C shares of the Fund equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

  Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $5,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any serv-ice or distribution fees.

  In deciding which Class of Fund shares to purchase, investors should con-sider the following factors, as well as any other relevant facts and circum-stances:

  Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended duration of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an investment alternative, Class B and Class C shares are sold without any ini-tial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case.

  Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks.

  Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share purchases of $500,000 or more may be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 investment may be met by adding the purchase to the net asset value of all Class A shares held in funds sponsored by Smith Barney listed under "Exchange Privilege." Class A share purchases may also be eligible for a reduced initial sales charge. See "Purchase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class B and Class C shares, purchasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

  Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the pur-pose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

  See "Purchase of Shares" and "Management of the Fund" for a complete descrip-tion of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Ex-change Privilege" for other differences between the Classes of shares.

SMITH BARNEY 401(K) AND EXECCHOICETM PROGRAMS Investors may be eligible to par-ticipate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans. Investors may also be eligible to participate in the Smith Barney ExecChoiceTM Program. Class A and Class C shares are available without a sales charge as investment alternatives under both of these programs. See "Purchase of Shares--Smith Barney 401(k) and ExecChoiceTM Programs."

PURCHASE OF SHARES Shares may be purchased through the Fund's distributor, Smith Barney, a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. Direct purchases by certain retirement plans may be made through the Fund's transfer agent, First Data Investor Services Group, Inc. (the "Transfer Agent"). See "Purchase of Shares."

INVESTMENT MINIMUMS Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed Retire-ment Plan. Investors in Class Y shares may open an account for an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. There is no minimum investment requirement in Class A for unitholders who invest distributions from a unit investment trust ("UIT") spon-sored by Smith Barney. The minimum investment requirements for purchases of

Fund shares through the Systematic Investment Plan are described below. See "Purchase of Shares."

SYSTEMATIC INVESTMENT PLAN The Fund offers shareholders a Systematic Invest-ment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares. The minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent invest-ment requirement for all Classes for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a quarterly basis is $50. See "Purchase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Redemption of Shares."

MANAGEMENT OF THE FUND Mutual Management Corp. ("MMC"), formerly Smith Barney Mutual Funds Management Inc., a wholly owned subsidiary of Salomon Smith Bar-ney Holdings Inc. ("Holdings"), serves as the Fund's investment adviser and administrator. Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. See "Management of the Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same Class of certain other funds of the Smith Barney Mutual Funds at the respec-tive net asset values next determined. See "Exchange Privilege."

VALUATION OF SHARES Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from a Smith Barney Financial Consultant. See "Valuation of Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income and distribu-tions of net realized capital gains, if any, are paid annually. See "Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and dis-tribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the Fund's investment objective will be achieved. Certain of the investments held by the Fund and certain of the investment strategies that the Fund may employ might expose it to certain risks. The investments presenting the Fund with risks are securities of less well-established companies or companies whose capitalizations are less than the capitalizations of larger, better-known companies and foreign securities. In addition, the Fund may assume additional risk by entering into repurchase agreements, lending portfolio securities and entering into transactions involving options. See "Investment Objective and Management Policies."

THE FUND'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and, unless otherwise noted, the Fund's operating expenses for its most recent fiscal year:

  SMITH BARNEY FUNDAMENTAL VALUE FUND INC.     CLASS A CLASS B CLASS C CLASS Y
------------------------------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum sales charge imposed on purchases
     (as a percentage of offering price)        5.00%   None    None    None
    Maximum CDSC
      (as a percentage of original cost or
      redemption proceeds, whichever is
      lower)                                    None*   5.00%   1.00%   None
  ANNUAL FUND OPERATING EXPENSES
    (as a percentage of average net assets)
    Management fees                             0.75%   0.75%   0.75%   0.75%
    12b-1 fees**                                0.25    1.00    1.00    None
    Other expenses                              0.14    0.15    0.17    0.03
------------------------------------------------------------------------------
  TOTAL FUND OPERATING EXPENSES                 1.14%   1.90%   1.92%   0.78%
------------------------------------------------------------------------------

   * Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.
  ** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

  Class A shares of the Fund purchased through the Smith Barney AssetOne Pro-gram will be subject to an annual asset-based fee, payable quarterly, in lieu of the initial sales charge. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call a Smith Barney Financial Consultant.

  The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class C and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k) and ExecChoiceTM Programs. See "Purchase of Shares" and "Redemption of Shares." Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares. Smith Barney also receives, with respect to Class B and Class C shares, an annual 12b-1 fee of 1.00% of the value of average daily net assets of the respective Class, consisting of a 0.75% distribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and account-ing fees, printing costs and registration fees.

 EXAMPLE

  The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Fund."

  SMITH BARNEY FUNDAMENTAL VALUE FUND INC.    1 YEAR 3 YEARS 5 YEARS 10 YEARS*
------------------------------------------------------------------------------
  An investor would pay the following
  expenses on a $1,000 investment, assuming
  (1) 5.00% annual return and (2) redemption
  at the end of each time period:
    Class A..................................  $61     $84    $110     $182
    Class B..................................   69      90     113      203
    Class C..................................   29      60     103      222
    Class Y..................................    8      25      43       97
  An investor would pay the following
  expenses on the same investment, assuming
  the same annual return and no redemption:
    Class A..................................   61      84     110      182
    Class B..................................   19      60     103      203
    Class C..................................   19      60     103      222
    Class Y..................................    8      25      43       97
------------------------------------------------------------------------------

* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTA-TION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                      [This page intentionally left blank]

FINANCIAL HIGHLIGHTS

  The following information has been audited by Deloitte & Touche LLP, indepen-dent auditors, whose reports thereon appears in the Fund's Annual Reports. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report dated September 30, 1997, which is incorporated by reference into the Statement of Additional Information.

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                         FOR THE FISCAL YEARS ENDED
SMITH BARNEY FUNDAMENTAL VALUE FUND            SEPTEMBER 30,
INC.                                   ----------------------------------
CLASS A SHARES                          1997   1996   1995   1994   1993
--------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR      $9.31  $8.66  $8.20  $8.42  $7.22
--------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment income                   0.11   0.20   0.17   0.09   0.07
 Net realized and unrealized gains       2.52   1.01   1.23   0.30   1.65
--------------------------------------------------------------------------
Total Income From Operations             2.63   1.21   1.40   0.39   1.72
--------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income                  (0.13) (0.19) (0.13) (0.08) (0.06)
 Net realized gains                     (0.44) (0.37) (0.81) (0.53) (0.46)
--------------------------------------------------------------------------
Total Distributions                     (0.57) (0.56) (0.94) (0.61) (0.52)
--------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR           $11.37  $9.31  $8.66  $8.20  $8.42
--------------------------------------------------------------------------
TOTAL RETURN                            29.53% 14.73% 19.94%  4.92% 25.23%
--------------------------------------------------------------------------
NET ASSETS, END OF YEAR (MILLIONS)       $606   $458  $ 386  $ 265  $ 123
--------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                1.14%  1.22%  1.34%  1.30%  1.45%
 Net investment income                   1.14   2.32   2.19   1.90   1.00
--------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                    46%    57%    45%   108%   111%
--------------------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE PAID ON
 EQUITY TRANSACTIONS(1)                 $0.04  $0.05  $0.05     --     --
--------------------------------------------------------------------------

 (1) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

                FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
----------------------------------------------------------------------------------------------------
      1992            1991                    1990                    1989                   1988
----------------------------------------------------------------------------------------------------
     $6.47            $5.34                   $7.15                   $6.23                  $8.36
----------------------------------------------------------------------------------------------------
      0.11             0.15                    0.16                    0.17                   0.15
      0.78             1.50                   (1.22)                   1.18                  (0.99)
----------------------------------------------------------------------------------------------------
      0.89             1.65                   (1.06)                   1.35                  (0.84)
----------------------------------------------------------------------------------------------------
     (0.14)           (0.23)                  (0.18)                  (0.10)                 (0.26)
        --            (0.29)                  (0.57)                  (0.33)                 (1.03)
----------------------------------------------------------------------------------------------------
     (0.14)           (0.52)                  (0.75)                  (0.43)                 (1.29)
----------------------------------------------------------------------------------------------------
     $7.22            $6.47                   $5.34                   $7.15                  $6.23
----------------------------------------------------------------------------------------------------
     14.01%           33.47%                 (16.25)%                 23.26%                 (6.92)%
----------------------------------------------------------------------------------------------------
       $78              $59                     $63                     $89                    $85
----------------------------------------------------------------------------------------------------
      1.28%            1.30%                   1.20%                   1.10%                  1.20%
      1.57             2.24                    2.40                    2.50                   2.10
----------------------------------------------------------------------------------------------------
       142%             116%                     94%                     62%                   120%
----------------------------------------------------------------------------------------------------
        --               --                      --                      --                     --
----------------------------------------------------------------------------------------------------

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

SMITH BARNEY FUNDAMENTAL     FOR THE FISCAL YEARS ENDED
VALUE FUND INC.                    SEPTEMBER 30,
                                       -------------------------
CLASS B SHARES             1997   1996   1995   1994   1993(1)
----------------------------------------------------------------
NET ASSET VALUE, BEGIN-
  NING OF YEAR             $9.26  $8.62  $8.16  $8.37   $7.31
----------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment income      0.03   0.13   0.12   0.09    0.05
 Net realized and
   unrealized gains         2.52   1.01   1.23   0.25    1.52
----------------------------------------------------------------
Total Income From Opera-
  tions                     2.55   1.14   1.35   0.34    1.57
----------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income     (0.06) (0.13) (0.08) (0.02)  (0.05)
 Net realized gains        (0.44) (0.37) (0.81) (0.53)  (0.46)
----------------------------------------------------------------
Total Distributions        (0.50) (0.50) (0.89) (0.55)  (0.51)
----------------------------------------------------------------
NET ASSET VALUE, END OF
  YEAR                    $11.31  $9.26  $8.62  $8.16   $8.37
----------------------------------------------------------------
TOTAL RETURN               28.62% 13.82% 19.19%  4.21%  22.82%++
----------------------------------------------------------------
NET ASSETS, END OF YEAR
  (MILLIONS)                $930   $704   $539   $361    $114
----------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS:
 Expenses                   1.90%  1.97%  2.09%  2.06%   2.26%+
 Net investment income      0.38   1.56   1.44   1.13    0.19+
----------------------------------------------------------------
PORTFOLIO TURNOVER RATE       46%    57%    45%   108%    111%
----------------------------------------------------------------
AVERAGE COMMISSIONS PER
  SHARE
  PAID ON EQUITY TRANS-
  ACTIONS(2)               $0.04  $0.05  $0.05     --      --
----------------------------------------------------------------

 (1) For the period from November 6, 1992 (inception date) to September 30,
    1993.
 (2) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
 ++ Total return is not annualized, as the result may not be representative of the total return for the year.
 +  Annualized.

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

SMITH BARNEY FUNDAMENTAL
VALUE FUND INC.                FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
                                       ----------------------------------------
CLASS C SHARES                  1997      1996      1995     1994    1993(1)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF YEAR                        $9.26     $8.62     $8.16    $8.37    $8.15
-------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment income            0.03      0.14      0.12     0.05     0.00
 Net realized and unrealized
   gains                          2.51      1.00      1.24     0.29     0.22
-------------------------------------------------------------------------------
Total Income From Operations      2.54      1.14      1.36     0.34     0.22
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income           (0.06)    (0.13)    (0.09)   (0.02)      --
 Net realized gains              (0.44)    (0.37)    (0.81)   (0.53)      --
-------------------------------------------------------------------------------
Total Distributions              (0.50)    (0.50)    (0.90)   (0.55)      --
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR    $11.30     $9.26     $8.62    $8.16    $8.37
-------------------------------------------------------------------------------
TOTAL RETURN                     28.52%    13.82%    19.33%    4.24%    2.70%++
-------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
  (000S)                      $ 71,874   $44,539   $21,812   $1,652     $308
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS:
 Expenses                         1.92%     1.96%     2.09%    2.23%    2.25%+
 Net investment income            0.36      1.52      1.44     0.96     0.20+
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE             46%       57%       45%     108%     111%
-------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER
  SHARE PAID ON EQUITY
  TRANSACTIONS(2)                $0.04     $0.05     $0.05       --       --
-------------------------------------------------------------------------------

 (1) For the period from August 10, 1993 (inception date) to September 30,
    1993.
 (2) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
 ++ Total return is not annualized, as the result may not be representative of the total return for the year.
 +  Annualized.

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.

CLASS Y SHARES                        1997  1996(1)
------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR   $9.32   $8.54
------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment income                0.14    0.23
 Net realized and unrealized gain     2.54    0.55
------------------------------------------------------
Total Income From Operations          2.68    0.78
------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income               (0.16)     --
 Net realized gains                  (0.44)     --
------------------------------------------------------
Total Distributions                  (0.60)     --
------------------------------------------------------
NET ASSET VALUE, END OF YEAR        $11.40   $9.32
------------------------------------------------------
TOTAL RETURN                         30.06%   9.13%*++
------------------------------------------------------
NET ASSETS, END OF YEAR (MILLIONS)    $109     $45
------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                             0.78%   0.75%+
 Net investment income                1.48    2.58+
------------------------------------------------------
PORTFOLIO TURNOVER RATE                 46%     57%
------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE
  PAID ON EQUITY TRANSACTIONS(2)     $0.04   $0.05
------------------------------------------------------

 (1) For the period from January 31, 1996 (inception date) to September 30,
    1996.

 (2) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

 * During November 1995 Class Y shares were fully redeemed, therefore performance for Class Y shares represents performance for the period beginning January 31, 1996, which represents the date new share purchases were made into this class.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

  The Fund's primary objective is long-term capital growth. Current income is only a secondary consideration. The Fund's primary objective is fundamental and may not be changed without the approval of the holders of a majority of the Fund's outstanding shares. There is no guarantee that the Fund will achieve its investment objective.

  The Fund seeks to achieve its primary investment objective by investing in a diversified portfolio of common stocks and common stock equivalents, including preferred stocks and other securities convertible into common stocks. The Fund also invests to a lesser extent in bonds and other debt instruments.

  In pursuing the Fund's investment objective, MMC emphasizes securities which, in its judgment, are undervalued in the marketplace and, accordingly, have above-average capital growth potential. In general, the Fund invests in securi-ties of companies which are temporarily unpopular among investors but which MMC regards as possessing favorable prospects for earnings growth and/or improve-ments in the value of their assets and, consequently, as having a reasonable likelihood of experiencing a recovery in market price.

  When MMC believes that a defensive investment posture is warranted or when opportunities for capital growth do not appear attractive, the Fund may tempo-rarily invest all or a portion of its assets in short-term money market instru-ments, including repurchase agreements with respect to those instruments. The Fund is authorized to borrow money in an amount up to 10% of its total assets for temporary or emergency purposes.

  Further information about the Fund's investment policies, including a list of those restrictions on its investment activities that cannot be changed without the approval of the Fund's shareholders, appears in the Statement of Additional Information.

 RISK FACTORS AND SPECIAL CONSIDERATIONS

  An investment in the Fund includes certain risks and special considerations, such as those described below:

  Short-Term Investments. As noted above, in certain circumstances the Fund may invest in short-term money market instruments, such as obligations of the U.S. government, its agencies and instrumentalities ("U.S. government securities"), high-quality commercial paper and bank certificates of deposit and time depos-its, and may engage in repurchase agreement transactions with respect to such instruments.

  Repurchase Agreements. The Fund may enter into repurchase agreements with certain member banks of the Federal Reserve System and certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire securities for a rel-atively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed-upon price and time, thereby determining the yield during the Fund's holding peri-od. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. MMC, acting under the supervision of the Board of Directors, reviews on an ongoing basis the value of the collateral and the creditworthi-ness of those dealers and banks with which the Fund enters into repurchase agreements to evaluate potential risks.

  Lending of Portfolio Securities. From time to time, the Fund may lend its portfolio securities to brokers, dealers and other financial organizations. These loans will not exceed 20% of the Fund's total assets, taken at value. Loans of portfolio securities by the Fund will be collateralized by cash, let-ters of credit or U.S. government securities which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The risks in lending portfolio securities, like those associated with other extensions of secured credit, consist of possible delays in receiv-ing additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by MMC to be of good standing and will not be made unless, in the judgment of MMC, the consideration to be earned from such loans would justify the risk.

  Options on Securities. The Fund may write covered call options with respect to its portfolio securities. The Fund realizes a fee (referred to as a "premi-um") for granting the rights evidenced by a call option. A call option embod-ies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time dur-ing the option period. Thus, the purchaser of a call option written by the Fund has the right to purchase from the Fund the underlying security owned by the Fund at the agreed-upon price for a specified time period.

  Upon the exercise of a call option written by the Fund, the Fund may suffer a loss equal to the excess of the security's market value at the time of the option exercise over the Fund's cost of the security, less the premium received for writing the option.

  The Fund will write only covered options with respect to its portfolio secu-rities. Accordingly, whenever the Fund writes a call option on its securities, it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option. To support its obligation to purchase the underlying security if a call option is exercised, the Fund will either (a) maintain in a segregated account with its custodian, cash or equity and debt securities of any grade provided such securities have been determined by MMC to be liquid, unencumbered and marked to market daily pursu-ant to guidelines established by the Board of Directors ("eligible segregated assets") having a value at least equal to the exercise price of the underlying securities or (b) continue to own an equivalent number of puts of the same "series" (that is, puts on the same underlying security) with exercise prices greater than those that it has written (or, if the exercise prices of the puts that it holds are less than the exercise prices of those that it has written, it will deposit the difference with its custodian in a segregated account).

  The Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or to unfreeze an under-lying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a clos-ing purchase transaction, the Fund would purchase, prior to the holder's exer-cise of an option that the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation. The obligation of the Fund under an option that it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as a result of the transaction. There can be no assurances that the Fund will be able to effect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, the Fund ordinarily will write options only if a secondary market for the options exists on a domestic securities exchange or in the over-the-counter market.

  The Fund may also, for hedging purposes, purchase put options on securities traded on national securities exchanges as well as in the over-the-counter market. The Fund may purchase put options on particular securities in order to protect against a decline in the market value in the underlying securities below the exercise price less the premium paid for the option. The ability to purchase put options allows the Fund to protect the unrealized gain on an appreciated security in its portfolio without actually selling the security. Prior to expiration, most options may be sold in a closing sale transaction. Profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction cost.

  The Fund may purchase options in the over-the-counter market ("OTC options") to the same extent that it may engage in transactions in exchange traded options. OTC options differ from exchange traded options in that they are negotiated individually and terms of the contract are not standardized as in the case of exchange traded options. Moreover, because there is no clearing corporation involved in an OTC option, there is a risk of non-performance by the counterparty to the option. However, OTC options generally are more available for securities in a wider range of expiration dates and exercise prices than exchange traded options. It is the current position of the staff of the SEC that OTC options (and securities underlying the OTC options) are illiquid securities. According-ly, the Fund will treat OTC options as subject to the Fund's limitation on illiquid securities until such time as there is a change in the SEC's position.

  Options on Broad-Based Domestic Stock Indexes. The Fund may, for hedging pur-poses only, write call options and purchase put options on broad-based domestic stock indexes and enter into closing transactions with respect to such options. Options on stock indexes are similar to options on securities except that, rather than having the right to take or make delivery of stock at the specified exercise price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is "in the money." This amount of cash is equal to the difference between the closing level of the index and the exercise price of the option, expressed in dollars times a specified multi-ple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally rather than price movements in the individual stocks.

  The effectiveness of purchasing puts and writing calls on stock index options depends to a large extent on the ability of MMC to predict the price movement of the stock index selected. Therefore, whether the Fund realizes a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally. Additionally, because exercises of index options are settled in cash, a call writer such as the Fund cannot determine the amount of the settlement obligations in advance and it cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. When the Fund has written the call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the clos-ing level of the index on the date of exercise, and the time the Fund is able to exercise the closing transaction with respect to the long call position it holds.

  Futures Contracts and Options on Futures Contracts. A futures contract pro-vides for the future sale by one party and the purchase by the other party of a certain amount of a specified security at a specified price, date, time and place. The Fund may enter into futures contracts to sell securities when MMC believes that the value of the Fund's securities will decrease. An option on a futures contract, as contrasted with the direct investment in a futures con-tract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. A call option gives the purchaser of the option the right to enter into a futures contract to buy and obliges the writer to enter into a futures con-tract to sell the underlying securities. A put option gives the purchaser the right to sell and obliges the writer to buy the underlying contract. The Fund may enter into futures contracts to purchase securities when MMC anticipates purchasing the underlying securities and believes that prices will rise before the purchases will be made. When the Fund enters into a futures contract to purchase an underlying security, eligible segregated assets equal to the market value of the contract, will be deposited in a segregated account with the Fund's custodian to collateralize the position, thereby insuring that the use of the contract is unleveraged. The Fund will not enter into futures contracts for speculation and will only enter into futures contracts that are traded on a U.S. exchange or board of trade.

  The Fund may purchase options on futures contracts to hedge its portfolio against the risk of a decline in the market value of securities held, and may purchase call options on futures contracts to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options on futures contracts in entering into closing sale transactions and to increase its ability to hedge against changes in the market value of the securities it holds or is committed to purchase. The Fund will write put and call options only on futures contracts that are traded on a domestic exchange or board of trade.

  In entering into transactions involving futures contracts and options on futures contracts, the Fund will comply with applicable requirements of the Commodities Futures Trading Commission (the "CFTC") which require that its transactions in futures and options be engaged in for "bona fide hedging" pur-poses or other permitted purposes, provided that aggregate initial margin deposits and premiums required to establish positions, other than those consid-ered by the CFTC to be "bona fide hedging," will not exceed 5% of the Fund's net asset value, after taking into account unrealized profits and unrealized losses on any such contracts.

  Portfolio Transactions. Portfolio securities transactions or options on behalf of the Fund are placed by MMC with a number of brokers and dealers, including Smith Barney. Smith Barney has advised the Fund that, in transactions with the Fund, Smith Barney charges a commission rate at least as favorable as the rate Smith Barney charges its comparable unaffiliated customers in similar transactions.

  Foreign Securities and American Depositary Receipts. The Fund can invest up to 25% of its assets in foreign securities and American Depositary Receipts ("ADRs"). ADRs are dollar-denominated receipts issued generally by domestic banks representing the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on exchanges or over the counter in the United States.

VALUATION OF SHARES

  The Fund's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding.

  Generally, the Fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Fund's Board of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost whenever the Directors determine that amortized cost is fair value. Amortized cost involves valuing an investment at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Further information regarding the Fund's valuation policies is contained in the Statement of Additional Information.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS

  The Fund's policy is to distribute substantially all its net investment income (that is, its net income other than its net realized capital gains) and net realized capital gains, if any, once a year, normally at the end of the year in which earned or at the beginning of the next year.

  If a shareholder does not otherwise instruct, dividends and capital gains distributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or CDSC. In order to avoid the application of a 4.00% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gains, the Fund may make an additional distribution shortly before December 31 in each year of any undistributed ordi-nary income or capital gains and expects to pay any other dividends and distri-butions necessary to avoid the application of this tax.

  The per share dividends on Class B and Class C shares of the Fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class C shares. The per share dividends on Class A shares of the Fund may be lower than the per share dividends on Class Y shares principally as a result of the serv-ice fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class C and Class Y shares.

 TAXES

  The Fund has qualified and intends to continue to qualify each year as a reg-ulated investment company under the Code. Dividends paid from net investment income and distributions of net realized short-term capital gains are taxable to shareholders as ordinary income, regardless of how long shareholders have held their Fund shares and whether such dividends and distributions are received in cash or reinvested in additional Fund shares. Distributions of net realized long-term capital gains will be taxable to shareholders as long-term capital gains, regardless of how long shareholders have held Fund shares and whether such distributions are received in cash or are reinvested in addi-tional Fund shares. Furthermore, as a general rule, a shareholder's gain or loss on a sale or redemption of Fund shares will be a long-term capital gain or loss if the shareholder has held the shares for more than one year and will be a short-term capital gain or loss if the shareholder has held the shares for one year or less. Some of the Fund's dividends declared from net invest-ment income may qualify for the Federal dividends-received deduction for cor-porations.

  Statements as to the tax status of each shareholder's dividends and distri-butions are mailed annually. Each shareholder also will receive, if appropri-ate, various written notices after the close of the Fund's prior taxable year as to the Federal income tax status of his or her dividends and distributions which were received from the Fund during the Fund's prior taxable year. Share-holders should consult their tax advisors about the status of the Fund's divi-dends and distributions for state and local tax liabilities.

PURCHASE OF SHARES


 GENERAL

  The Fund currently offers a number of Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. Class Y shares are sold without an initial sales charge or CDSC and will be available only to investors investing a minimum of $5,000,000 (except for purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount). See "Prospectus Summary--Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

  Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the sell-ing group, except for investors purchasing shares of the Fund through a quali-fied retirement plan who may do so directly through the Transfer Agent. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class C or Class Y shares. Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at the Transfer Agent are not subject to a main-tenance fee.

  Investors in Class A, Class B and Class C shares may open an account by mak-ing an initial investment in the Fund of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan. Investors in Class Y shares may open an account by making an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes in the Fund is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the minimum subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the minimum subsequent investment minimum for all Classes is $50. There are no min-imum investment requirements for Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, unitholders who invest distributions from a UIT sponsored by Smith Barney, and Directors of the Fund and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Transfer Agent. Share certificates are issued only upon a shareholder's written request to the Transfer Agent.

  Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset val-ue, are priced according to the net asset value determined on that day. Orders received by dealers or Introducing Brokers prior to the close of regular trad-ing on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business (the "trade date"). For shares purchased through Smith Barney or Introducing Brokers purchasing through Smith Barney, payment for Fund shares is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

 SYSTEMATIC INVESTMENT PLAN

  Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or the Transfer Agent is authorized through pre-authorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institution indicated by the shareholder, to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or the Transfer Agent. The System-atic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.

 INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES

  The sales charges applicable to purchases of Class A shares of the Fund are as follows:

                           SALES
                         CHARGE AS      SALES         DEALERS
                           % OF       CHARGE AS     REALLOWANCE
                         OFFERING       % OF          AS % OF
  AMOUNT OF INVESTMENT     PRICE   AMOUNT INVESTED OFFERING PRICE
-----------------------------------------------------------------
  Less than $25,000        5.00%        5.26%           4.50%
  $25,000 - $49,999        4.00         4.17            3.60
  $50,000 - $99,999        3.50         3.63            3.15
  $100,000 - $249,999      3.00         3.09            2.70
  $250,000 - $499,999      2.00         2.04            1.80
  $500,000 and over          *            *              *
-----------------------------------------------------------------

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of CDSC."

  Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

  The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

 INITIAL SALES CHARGE WAIVERS

  Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) by (i) Board Members and employees of Travelers and its subsidiaries and any of the Smith Barney Mutual Funds (including retired Board Members and employees;) the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee), and to pension, profit-sharing or other benefit plan for such per-sons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the pur-chaser that the purchase is made for investment purposes and that the securi-ties will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Con-sultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the Fund (or Class A shares of another Smith Barney Mutual Fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts man-aged by registered investment advisory subsidiaries of Travelers; (f) invest-ments of distributions from a UIT sponsored by Smith Barney; (g) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Travelers or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to applicable sales charges); (h) purchases by separate accounts used to fund cer-tain unregistered variable annuity contracts; (i) purchases by investors par-ticipating in a Smith Barney fee-based arrangement; and (j) purchases by Sec-tion 403(b) or Section 401(a) or (k) accounts associated with Copeland Retire-ment Programs. In order to obtain such discounts, the investor must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

 RIGHT OF ACCUMULATION

  Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregat-ing the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund and of funds sponsored by Smith Barney which are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

 GROUP PURCHASES

  Upon completion of certain automated systems, a reduced sales charge or pur-chase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative--Class A Shares," and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligi-ble for such reduced sales charges or to purchase at net asset value, all pur-chases must be pursuant to an employer- or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under Sections 401 or 408 of the Code. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount, and (c) satisfies uniform cri-teria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be able to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the Fund in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discre-tion of Smith Barney.

 LETTER OF INTENT

  Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes pur-chases of all Class A shares of the Fund and other Smith Barney Mutual Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applica-ble to the purchases made and the charges previ-ously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney Financial Consultant or the Transfer Agent to obtain a Letter of Intent application.

  Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment for Class Y shares. Such investors must make an initial minimum purchase of $1,000,000 in Class Y shares of the Fund and agree to purchase a total of $5,000,000 of Class Y shares of the same Fund within six months from the date of the Letter. If a total investment of $5,000,000 is not made within the six-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (includ-ing a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. Please contact a Smith Barney Finan-cial Consultant or the Transfer Agent for further information.

 DEFERRED SALES CHARGE ALTERNATIVES

  "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a) Class B shares; (b) Class C shares; and (c) Class A shares that were purchased without an initial sales charge but subject to a CDSC.

  Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions;
(c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

  Class C shares and Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) Program, as described below. See "Purchase of Shares--Smith Barney 401(k) and ExecChoice(TM) Programs."

      YEAR SINCE PURCHASE
      PAYMENT WAS MADE      CDSC
---------------------------------
      First                 5.00%
      Second                4.00
      Third                 3.00
      Fourth                2.00
      Fifth                 1.00
      Sixth and thereafter  0.00
---------------------------------

  Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There also will be converted at that time such pro-portion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. See "Prospectus Summary--Alternative Purchase Arrangements--Class B Shares Conversion Feature."

  The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.

  To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 addi-tional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

 WAIVERS OF CDSC

  The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were estab-lished prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemp-tions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

  CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by the Transfer Agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

 SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS

  Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans par-ticipating ("Participating Plans") in these programs.

  The Fund offers to Participating Plans Class A and Class C shares as invest-ment alternatives under the Smith Barney 401(k) and ExecChoice(TM) Programs. Class A and Class C shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class C shares acquired by other investors; however, they are not subject to any initial sales charge or CDSC. Once a Participating Plan has made an initial investment in the Fund, all of its subsequent investments in the Fund must be in the same Class of shares, except as otherwise described below.

  Class A Shares. Class A shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases $1,000,000 or more of Class A shares of one or more Smith Barney Mutual Funds.

  Class C Shares. Class C shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of Class C shares of one or more Smith Barney Mutual Funds.

  401(k) and ExecChoice(TM) Plans Opened On or After June 21, 1996. If, at the end of the fifth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program, a Par-ticipating Plan's total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. (For Participating

Plans that were originally established through a Smith Barney retail brokerage account, the five year period will be calculated from the date the retail bro-kerage account was opened.) Such Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

  401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Participating Plan enrolled in the Smith Barney 401(k) Program, if its total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

  Any Participating Plan in the Smith Barney 401(k) Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund, regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class C shares of the Fund but instead may acquire Class A shares of the Fund. Any Class C shares not converted will continue to be subject to the distribu-tion fee.

  Participating Plans wishing to acquire shares of the Fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program must purchase such shares directly from the Transfer Agent. For further information regarding these Programs, investors should contact a Smith Barney Financial Consultant.

  Existing 401(k) Plans Investing in Class B Shares. Class B shares of the Smith Barney Mutual Funds are not available for purchase by Participating Plans opened on or after June 21, 1996, but may continue to be purchased by any Par-ticipating Plan in the Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a CDSC of 3.00% of redemption proceeds if the Participating Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

  At the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program, the Participating Plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the Fund. Such Participating Plan will be notified of the pending exchange in writ-ing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Par-ticipating Plan will not be eligible to acquire additional Class B shares of the Fund but instead may acquire Class A shares of the Fund. If the Participat-ing Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating Plan will have the same conversion fea-ture as Class B shares held by other investors. See "Purchase of Shares-- Deferred Sales Charge Alternatives."

  No CDSC is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases to the net asset value of the shareholder's Class B shares above the purchase payments made dur-ing the preceding eight years. Whether or not the CDSC applies to the redemp-tion by a Participating Plan depends on the number of years since the Partici-pating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the CDSC to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase pay-ment from which the amount is being redeemed.

  The CDSC will be waived on redemptions on Class B shares in connection with lump-sum or other distributions made by a Participating Plan as a result of:
(a) the retirement of an employee in the Participating Plan; (b) the termina-tion of employment of an employee in the Participating Plan; (c) the death or disability of an employee in the Participating Plan; (d) the attainment of age 59 1/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the Code; or (f) redemptions of shares in connection with a loan made by the Par-ticipating Plan to an employee.

EXCHANGE PRIVILEGE


  Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same Class in the following Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class C shares are subject to minimum investment requirements, and all shares are sub-ject to the other requirements of the fund into which exchanges are made.

 FUND NAME
  Growth Funds

    Concert Peachtree Growth Fund
    Smith Barney Aggressive Growth Fund Inc.
    Smith Barney Appreciation Fund Inc.

    Smith Barney Disciplined Small Cap Fund, Inc.
    Smith Barney Managed Growth Fund
    Smith Barney Natural Resources Fund Inc.
    Smith Barney Special Equities Fund

  Growth and Income Funds

    Concert Social Awareness Fund
    Smith Barney Convertible Fund
    Smith Barney Funds, Inc.--Equity Income Portfolio
    Smith Barney Growth and Income Fund
    Smith Barney Premium Total Return Fund

    Smith Barney Utilities Fund

  Taxable Fixed-Income Funds
    **Smith Barney Adjustable Rate Government Income Fund
    Smith Barney Diversified Strategic Income Fund
    +++Smith Barney Funds, Inc.--Short-Term U.S. Treasury Securities Port-folio
    Smith Barney Funds, Inc.--U.S. Government Securities Portfolio
    Smith Barney Government Securities Fund
    Smith Barney High Income Fund
    Smith Barney Investment Grade Bond Fund
    Smith Barney Managed Governments Fund Inc.

  Tax-Exempt Funds
    Smith Barney Arizona Municipals Fund Inc.
    Smith Barney California Municipals Fund Inc.
    *Smith Barney Intermediate Maturity California Municipals Fund *Smith Barney Intermediate Maturity New York Municipals Fund
    Smith Barney Managed Municipals Fund Inc.
    Smith Barney Massachusetts Municipals Funds

    Smith Barney Municipal High Income Fund
    Smith Barney Muni Funds--Florida Portfolio
    Smith Barney Muni Funds--Georgia Portfolio
    *Smith Barney Muni Funds--Limited Term Portfolio
    Smith Barney Muni Funds--National Portfolio
    Smith Barney Muni Funds--New York Portfolio
    Smith Barney Muni Funds--Pennsylvania Portfolio
    Smith Barney New Jersey Municipals Fund Inc.
    Smith Barney Oregon Municipals Fund

  Global--International Funds

    Smith Barney Hansberger Global Small Cap Value Fund

    Smith Barney Hansberger Global Value Fund
    Smith Barney World Funds, Inc.--Emerging Markets Portfolio
    Smith Barney World Funds, Inc.--European Portfolio
    Smith Barney World Funds, Inc.--Global Government Bond Portfolio Smith Barney World Funds, Inc.--International Balanced Portfolio Smith Barney World Funds, Inc.--International Equity Portfolio Smith Barney World Funds, Inc.--Pacific Portfolio

  Smith Barney Concert Allocation Series Inc.

    Smith Barney Concert Allocation Series Inc.--Balanced Portfolio

    Smith Barney Concert Allocation Series Inc.--Conservative Portfolio

    Smith Barney Concert Allocation Series Inc.--Growth Portfolio

    Smith Barney Concert Allocation Series Inc.--High Growth Portfolio

    Smith Barney Concert Allocation Series Inc.--Income Portfolio

  Money Market Funds
    +Smith Barney Exchange Reserve Fund
    ++Smith Barney Money Funds, Inc.--Cash Portfolio
    ++Smith Barney Money Funds, Inc.--Government Portfolio
    ***Smith Barney Money Funds, Inc.--Retirement Portfolio
    ***Smith Barney Municipal Money Market Fund, Inc.
    ***Smith Barney Muni Funds--California Money Market Portfolio
    ***Smith Barney Muni Funds--New York Money Market Portfolio
--------------------------------------------------------------------------------
  * Available for exchange with Class A, Class C and Class Y shares of the
    Fund.

 ** Available for exchange with Class A and Class B shares of the Fund. In addition, shareholders who own Class C shares of the Fund through the Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund.
*** Available for exchange with Class A shares of the Fund.
  + Available for exchange with Class B and Class C shares of the Fund.

 ++ Available for exchange with Class A and Class Y shares of the Fund. In addition, participating plans opened prior to June 21, 1996 and investing in Class C shares may exchange Fund shares for Class C shares of this fund.

+++ Available for exchange with Class A and Class Y shares of the Fund.

  Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

  Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

  Class A and Class Y Exchanges. Class A and Class Y shareholders of the Fund who wish to exchange all or a portion of their shares for shares of the respec-tive Class in any of the funds identified above may do so without imposition of any charge.

  Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. MMC may deter-mine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by a share-holder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in deter-mining what constitutes an abusive pattern of exchanges.

  Certain shareholders may be able to exchange shares by telephone. See "Re-demption of Shares--Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined. Redemption procedures dis-cussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the reg-istration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES


  The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to the net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

  If a shareholder holds shares in more than one Class, any request for redemp-tion must specify the Class being redeemed. In the event of a failure to spec-ify which Class, or if the investor owns fewer shares of the Class than speci-fied, the redemption request will be delayed until the Transfer Agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any day on which the NYSE is closed or as permitted under the Investment Company Act of 1940, as amended (the "1940 Act") in extraordinary circumstances. Gener-ally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

  Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investor's Finan-cial Consultant, Introducing Broker or dealer in the selling group or by sub-mitting a written request for redemption to:

  Smith Barney Fundamental Value Fund Inc.
  Class A, B, C or Y (please specify)
  c/o First Data Investor Services Group, Inc.
  P.O. Box 9134

  Westborough, Massachusetts 01581-5128

  A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the Transfer Agent together with the redemption request. Any signature appearing on a share certificate, stock power or on a written redemption request in excess of $2,000 must be guaranteed by an eligi-ble guarantor institution such as a domestic bank, savings and loan institu-tion, domestic credit union, member bank of the Federal Reserve System or mem-ber firm of a national securities exchange. Written redemption requests of $2,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. The Transfer Agent may require addi-tional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the Transfer Agent receives all required documents in proper form.

 TELEPHONE REDEMPTION AND EXCHANGE PROGRAM FOR SHAREHOLDERS WHO DO NOT HAVE A SMITH BARNEY BROKERAGE ACCOUNT

  Certain shareholders may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact the Transfer Agent at (800) 451-2010. Once eligibil-ity is confirmed, the shareholder must complete and return a Telephone/Wire Authorization form, including a signature guarantee, that will be provided by the Transfer Agent upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with a signature guaran-tee when making his/her initial investment in the Fund.)

  Redemptions. Redemption requests of up to $10,000 of any Class or Classes of the Fund's shares may be made by eligible shareholders by calling the Transfer Agent at (800) 451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (New York City time) on any day the NYSE is open. Redemptions of shares
(i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

  A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire
Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

  Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the fund being acquired is identical to the registra-tion of the shares of the fund exchanged. Such exchange requests may be made by calling the Transfer Agent at (800) 451-2010 between 9:00 a.m. and 4:00 p.m. (New York City time) on any day on which the NYSE is open.

  Additional Information regarding Telephone Redemption and Exchange
Program. Neither the Fund nor its agents will be liable for following instruc-tions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

 AUTOMATIC CASH WITHDRAWAL PLAN

  The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive periodic cash payments of at least $50 monthly or quarterly. Retire-ment plan accounts are eligible for automatic cash withdrawal plans only where the share-holder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

MINIMUM ACCOUNT SIZE


  The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in the Fund, each account must satisfy the minimum account size.) The Fund, howev-er, will not redeem shares based solely on market reductions in net asset val-ue. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary redemption.

PERFORMANCE


  From time to time the Fund may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class C and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the invest-ment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeem-able value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calcu-lating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance infor-mation in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

MANAGEMENT OF THE FUND


 BOARD OF DIRECTORS

  Overall responsibility for management and supervision of the Fund rests with the Fund's Board of Directors. The Directors approve all significant agree-ments between the Fund and the companies that furnish services to the Fund, including agreements with the Fund's distributor, investment adviser, adminis-trator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's investment adviser and administrator. The State-ment of Additional Information contains general background information regard-ing each Director and executive officer of the Fund.

 INVESTMENT ADVISOR AND ADMINISTRATOR

  MMC, located at 388 Greenwich Street, New York, New York 10013, serves as the Fund's investment adviser and administrator. MMC (through its predecessor entities) has been in the investment counseling business since 1940 and ren-ders investment management and administration services to a wide variety of individual, institutional and investment company clients having aggregate assets under management as of December 31, 1997 in excess of $91 billion.

  Subject to the supervision and direction of the Fund's Board of Directors, MMC manages the Fund's portfolio in accordance with the Fund's stated invest-ment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio man-agers and securities analysts who provide research services to the Fund. Under an investment advisory agreement, the Fund pays MMC a monthly fee at the annual rate of 0.55% of the value of its average daily net assets up to $1.5 billion and 0.50% of the value of its average daily net assets in excess of $1.5 billion.

 PORTFOLIO MANAGEMENT

  John G. Goode, Managing Director of Smith Barney, Chairman and Chief Invest-ment Officer of Davis Skaggs Investment Management, a division of MMC, has served as Vice President and Investment Officer of the Fund since November 1990 and manages the day-to-day operations of the Fund, including making all investment decisions.

  Mr. Goode's management discussion and analysis of the Fund's performance dur-ing the fiscal year ended September 30, 1997 is included in the Fund's Annual Report to Shareholders dated September 30, 1997. The Fund's Annual Report may be obtained upon request and without charge from a Smith Barney Financial Con-sultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

DISTRIBUTOR


  Smith Barney is located at 388 Greenwich Street, New York, New York 10013. Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a service fee with respect to Class A, Class B and Class C shares of the Fund at the annual rate of 0.25% of the average daily net assets of the respective Class. Smith Barney is also paid a distribution fee with respect to Class B and Class C shares at the annual rate of 0.75% of the average daily net assets attributable to those Classes. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee. The fees are used by Smith Barney to pay its Financial Con-sultants for servicing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of print-ing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carry-ing charges; and indirect and overhead costs of Smith Barney associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

  The payments to Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C shares, a con-tinuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

  Payments under the Plan are not tied exclusively to the distribution and shareholder service expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred. The Fund's Board of Direc-tors will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and the pro-ceeds of the CDSC.

ADDITIONAL INFORMATION


  The Fund was originally incorporated under the laws of the State of Washing-ton on March 17, 1981, and is registered with the SEC as a diversified, open-end management investment company. On January 27, 1995, shareholders approved the reincorporation of the Fund as a Maryland corporation which subsequently occurred on May 24, 1995.

  The Fund currently offers shares of common stock classified into four Clas-ses, A, B, C and Y. Each Class of shares represents an identical pro rata interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the desig-nation of each Class; (b) the effect of the respective sales charges, if any, for each Class; (c) the distribution and/or service fees borne by each Class;
(d) the expenses allocable exclusively to each Class; (e) voting rights on mat-ters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The Board of Directors does not anticipate that there will be any conflicts among the inter-ests of the holders of the different share Classes of the Fund. The Directors, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

  The Fund is not required to hold annual meetings, however the Directors will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Fund's outstanding shares and the Fund will assist sharehold-ers in calling such a meeting as required by the 1940 Act. When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and proportionate, fractional votes for fractional shares held.

  PNC Bank, National Association, located at 17th and Chestnut Streets, Phila-delphia, Pennsylvania 19103, serves as custodian of the Fund's investments.

  The Transfer Agent is located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent.

  The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of investment securities held by the Fund at the end of the reporting period. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Any shareholder who does not want this consolidation to apply to his or her account should contact his or her Smith Barney Financial Consultant or the Transfer Agent.

                      [This page intentionally left blank]

                                               SMITH BARNEY
                                               ---------------------------------
                                               A MEMBER OF TRAVELERSGROUP [LOGO]





                                                                    SMITH BARNEY
                                                                     FUNDAMENTAL
                                                                           VALUE
                                                                       FUND INC.

                                                            388 Greenwich Street
                                                        New York, New York 10013



                                                                FD0206 1/98


PART B




SMITH BARNEY
FUNDAMENTAL VALUE FUND INC.
388 Greenwich Street
New York, New York 10013
800-451-2010


STATEMENT OF ADDITIONAL INFORMATION

JANUARY 28, 1998

	This Statement of Additional Information expands upon and supplements the information contained in the current Prospectus of Smith Barney Fundamental Value
Fund Inc. (the "Fund"), dated January 28, 1998, as amended or supplemented from time to time, and should be read in conjunction with the Fund's Prospectus. The
Fund's Prospectus may be obtained from any Smith
Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed above.
This Statement of Additional Information, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.

TABLE OF CONTENTS

	For ease of reference, the same section headings are used in both the Prospectus and this Statement of Additional Information, except where shown below.


Management of the Fund         2

Investment Objective and
Management Policies              6

Purchase of Shares                 19

Redemption of Shares            20

Distributor                            21

Valuation of Shares               22

Exchange Privilege               22

Performance Data
(See in the Prospectus
"Performance")                      23

Taxes (See in the
Prospectus "Dividends,
Distributions and Taxes")     25

Additional Information          28

Financial Statements         29


MANAGEMENT OF THE FUND

	The executive officers of the Fund are employees of certain of the organizations that provide services to the Fund. These organizations are as follows:

Name	Service

Smith Barney Inc. ("Smith Barney")	Distributor


Mutual Management Corp.("MMC")
formerly Smith Barney
Mutual Funds Management
Inc.                                                    Investment Adviser
                                                          and Administrator


PNC Bank,
National Association
("PNC")                                              Custodian

First Data
Investor Services
Group, Inc.("First Data")                   Transfer Agent

	These organizations and the functions they perform for the Fund are discussed in the Prospectus and in this Statement of Additional Information.

Directors and Executive Officers of the Fund

	The Directors and executive officers of the Fund, together with information as to their principal business occupations during the past five years, are set forth below. Each Director who is an "interested person" of the Fund, as defined in the Investment
Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.


	Lloyd J. Andrews, age 77, Director. Private investor; Chairman Emeritus of Flow International.
His address is East 10110 Greenbluff Road, Mead,
Washington 99021.

	Robert M. Frayn, Jr., age 63, Director.
President and Director of Book Publishing Company. His address is 201 Westlake Avenue North, Seattle,
Washington 98109.

	Leon P. Gardner, age 69, Director. Private investor; Former Chairman of Fargo's Pizza Company.
His address is 2310 N.E. Blue Ridge Drive, Seattle,
Washington 98177.

	Howard J. Johnson, age 59, Director. Chief
Executive Officer of Howard Johnson Company, a benefit and pension consulting firm; Director and Chairman of the Executive Committee of Northwestern Trust and
Investors Advisory Company; Director of Shurgard
Storage, Inc. His address is 101 East 52nd Street, 11
Floor New York, NY 10022

	David E. Maryatt, age 61, Director. Director of
ALS Co., a real estate management and development firm; Private Investor. His address is 1326 Fifth
Avenue, Seattle, Washington 98101.

	*Heath B. McLendon, age 64, Managing Director of
Smith Barney: President and Director of MMC and
Travelers Investment Advisers, Inc.; Chairman of Smith
Barney Strategy Advisers Inc. Prior to July 1993,
Senior Executive Vice President of Shearson Lehman
Brothers Inc. Vice Chairman of Shearson Asset
Management, Director of PanAgora Asset Management,
Inc. and PanAgora Asset Management Limited. Director of 42 investment companies associated with Smith
Barney.  His address is 388 Greenwich Street, New
York, New York 10013.

	Frederick O. Paulsell, age 58, Director.
Principal of Olympic Capital Partners. His address is
1325 Fourth Avenue Suite 1900, Seattle, Washington
98101.

	Jerry A. Viscione, age 53, Director. Executive
Vice President of Marquette University; Former Dean of
Albers School of Business and Economics, Seattle
University. His address is 615 North 11 Street,
Milwaukee, WI 53233.

	Julie W. Weston, age 54, Director. Attorney;
Her address is 416 34th Avenue, Seattle, Washington
98122.

	Lewis E. Daidone, age 40, Senior Vice President and Treasurer. Managing Director of Smith Barney;
Director and Senior Vice President of MMC.  Mr.
Daidone serves as Senior Vice President and Treasurer of 42 Smith Barney Mutual Funds. His address is 388
Greenwich Street, New York, New York 10013.

	John G. Goode, age 53, Vice President and
Investment Officer. Managing Director of Smith Barney.
Chairman and Chief Investment Officer of Davis Skaggs
Investment Management, a division of MMC. His address is One Sansome Street, 36th Floor, San Francisco,
California 94104.

	Peter Hable, age 39, Investment Officer.
Managing Director of MMC and President of Davis Skaggs
Investment Management, a division of MMC. His address is One Sansome Street, 36th Floor, San Francisco,
California 94104.

	Christina T. Sydor, age 46, Secretary. Managing
Director of Smith Barney; General Counsel and
Secretary of MMC.  Ms. Sydor serves as Secretary of 42
Smith Barney Mutual Funds.  Her address is 388
Greenwich Street, New York, New York 10013.



	As of January 12, 1998, the Directors and
Officers of the Fund as a group, owned less than 1.00% of the outstanding common stock of the Fund. No officer, director or employee of Smith Barney or of its parent or any subsidiary receives any compensation from the Fund for serving as an officer or Director of the Fund. The Fund pays each Director who is not an officer or employee of Smith Barney or any of its affiliates a fee of $6,000 per annum plus $1,000 for each in-person meeting and $100 per telephonic meeting. All Directors are reimbursed for travel and out-of-pocket expenses. During the fiscal year ended
September 30, 1997, such expenses totaled $17,895.83

	As of January 12, 1998 to the knowledge of the Fund and the Board of Directors, no single shareholder or "group" (as the term is used in Section 13(d) of the Securities Act of 1934) beneficially owned more than 5% of the outstanding shares of the Fund with the exception of the following:



Shareholde            Class                Percent Ownership

Smith Barney        Class Y                          79.3614
Concert Series, Inc.
Balanced Portfolio
PNC Bank, NA
Attn: Beverly Timson
200 Stevens Drive Suite 440
Lester PA 19113-1522

Smith Barney      Class Y                          10.8149
Concert Series, Inc.
Conservative Port.
PNC Bank, NA
Attn: Beverly Timson
200 Stevens Drive Suite 440
Lester PA 19113-1522

Smith Barney      Class Y                         8.7730
Concert Series, Inc.
Select Balanced Portfolio.
PNC Bank, NA
Attn: Beverly Timson
200 Stevens Drive Suite 440
Lester PA 19113-1522

For the fiscal year ended September 30, 1997, the Directors of the Fund were paid the following compensation:


Director     Aggregate          Compensation
                 Compensation     from all
                 from the Fund     Smith Barney
                                           Mutual Funds*
Lloyd J.
Andrews      $7,600             $10,000

Robert M.

Frayn, Jr.    7,600              10,100

Leon P.
Gardner       7,500              10,000

Howard J.
Johnson**     7,600              10,000

David E.
Maryatt       7,500              10,000

Heath B.
McLendon       --                   --

Frederick O.
Paulsell       7,500              9,000

Jerry A.
Viscione        7,600            10,000

Julie W.
Weston          7,600            10,000
*	Reflects compensation durring the calendar year
ended December 31, 1997.
**	Mr. Johnson is an Interested Person by reason of
his daughter being employed by Smith 	Barney

Upon attainment of age 80 directors are required to change to emeritus status. directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Fund Directors together with reasonable out-of-pocket expenses for each meeting attended.


Investment Adviser and Administrator -- MMC

	MMC serves as investment adviser to the Fund pursuant to an investment advisory agreement dated
July 30, 1993 (the "Advisory Agreement"), which was first approved by the Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund or MMC ("Independent
Directors"), on April 7, 1993 and by shareholders on June 22, 1993 and was most recently approved by the Board, including a majority of the Independent
Directors, on June 24, 1997. The services provided by
MMC under the Advisory Agreement are described in the Prospectus under "Management of the Fund." MMC bears all expenses in connection with the performance of its services and pays the salary of any officer or employee who is employed by both it and the Fund. MMC is a wholly owned subsidiary of Salomon Smith Barney
Holdings Inc. ("Holdings"), which is in turn a wholly owned subsidiary of The Travelers Group Inc.
("Travelers"). Effective March 25, 1997 compensation for investment advisory services, the Fund pays MMC a fee, computed daily and paid monthly, at the annual rate of 0.55% of the value of the Fund's average daily net assets up to $1.5 billion and 0.50% of the average daily net assets in excess of $1.5 billion. MMC bears all of its expenses in connection with the performance of its services. For the fiscal years ended September
30, 1997, 1996 and 1995, the Fund incurred
$8,151,351, $6,015,090 and $4,135,113, respectively,
in investment advisory fees.

	MMC also serves as administrator to the Fund pursuant to a written agreement dated June 28, 1994
(the "Administration Agreement"), which was first approved by the Fund's Board, including a majority of the Independent Directors on June 28, 1994 and was most recently approved by the Board, including a majority of the Independent Directors, on June 24, 1997. MMC pays the salary of any officer and employee who is employed by both it and the Fund and bears all expenses in connection with the performance of its services. As compensation for administrative services rendered to the Fund, MMC receives a fee, computed daily and paid monthly, at the annual rate of 0.20% of the value of the Fund's average daily net assets.

	Certain services provided to the Fund by MMC pursuant to the Administration Agreement are described in the Prospectus under "Management of the Fund." In addition to those services, MMC pays the salaries of all officers and employees who are employed by both it and the Fund, maintains office facilities for the Fund, furnishes the Fund with statistical and research data, clerical help and accounting, data processing, bookkeeping, internal auditing and legal services and certain other services required by the Fund, prepares reports to the Fund's shareholders and prepares tax returns, reports to and filings with the Securities and Exchange Commission (the "SEC") and state Blue Sky authorities. MMC bears all expenses in connection with the performance of its services.

	The Fund bears expenses incurred in its
operation, including taxes, interest, brokerage fees and commissions, if any; fees of Directors who are not officers, directors, shareholders or employees of Smith Barney or MMC; SEC fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agent's fees; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence;
investor services (including allocated telephone and personnel expenses); costs of preparation and printing of prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders and costs of shareholders' reports and corporate meetings.

	MMC has agreed that if in any fiscal year the aggregate expenses of the Fund (including fees paid pursuant to the Advisory Agreement and Administration
Agreement, but excluding interest, taxes, brokerage fees paid pursuant to the Fund's services and distribution plan and, with the prior written consent of the necessary state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, MMC will, to the extent required by state law, reduce its management fees by such excess expense. Such fee reductions, if any, will be reconciled on a monthly basis.

Counsel and Auditors

	Willkie Farr & Gallagher serves as legal counsel to the Fund. The Independent Directors of the Fund have selected Stroock & Stroock & Lavan LLP as their legal counsel.

	Deloitte & Touche LLP, independent public accountants, 2 World Financial Center, New York, New
York 10281, serve as auditors of the Fund and render an opinion on the Fund's financial statements annually.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

	The Prospectus discusses the Fund's investment objective and the policies it employs to achieve its objective. This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to such investments, policies and strategies.

	The Fund's primary investment objective is long-term capital growth. Current income is a secondary objective. The Fund seeks to achieve its objective through investment in common stocks and common stock equivalents, including preferred stocks and other securities convertible into common stocks. The Fund also invests to a lesser extent in bonds and other debt instruments. There is no guarantee that the Fund will achieve its investment objective.

	MMC places emphasis on securities which, in its judgment, are undervalued in the marketplace and, accordingly, have above-average growth potential.
Undervaluation of a security can result from a variety of factors, such as a lack of investor recognition of
(a) the underlying value of a company's fixed assets,
(b) the value of a consumer or commercial franchise,
(c) changes in the economic or financial environment particularly affecting a company, (d) new, improved or unique products or services, (e) new or rapidly expanding markets, (f) changes in management of a company, (g) technological developments or advancements affecting a company or its products or
(h) changes in governmental regulations, political climate or competitive conditions. In general, the Fund will invest in securities of companies which temporarily are unpopular among investors but which MMC regards as possessing favorable prospects for earnings growth and/or improvement in the value of their assets and, consequently, as having a reasonable likelihood of experiencing a recovery in market price.
Secondary consideration will be given to a company's dividend record and the potential for an improved dividend return.

	Because securities markets typically are influenced (and, to some extent, dominated) by institutional investors, undervalued securities in which the Fund invests may tend to be those of less well-established companies or companies whose capitalizations are less than the capitalizations of larger, better-known companies. To the extent securities held in the Fund's portfolio do not attract investor interest, these investments may not participate in rising securities markets. By the same token, in many instances the selection of undervalued securities for investment may involve a smaller risk of capital loss because such lack of investor interest is reflected in the price of the securities at the time of purchase.

Foreign Securities and American Depository Receipts

	The Fund has the authority to invest up to 25% of its assets in foreign securities (including
European Depository Receipts ("EDRs") and Global
Depository Receipts ("GDRs")) and American Depository
Receipts ("ADRs") or other securities representing underlying shares of foreign companies. EDRs are receipts issued in Europe which evidence ownership of underlying securities issued by a foreign corporations. ADRs are receipts typically issued by an American bank or trust company which evidence a similar ownership arrangement. Generally, ADRs which are issued in registered form, are designed for use in the United States securities markets and EDRs, which are issued in bearer form, are designed for use in European securities markets. GDRs are tradeable both in the U.S. and Europe and are designed for use throughout the world.


	Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies.
These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital. Additionally, foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Many of the foreign securities held by the Fund will not be registered with, nor will the issuers thereof be subject to the reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company issuing them than is available about a domestic company and its securities. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. The Fund may invest in securities of foreign governments (or agencies or subdivisions thereof), and therefore many, if not all, of the foregoing considerations apply to such investments as well.

Lending of Portfolio Securities

	As discussed in the Prospectus, the Fund has the ability to lend securities from its portfolio to brokers, dealers and other financial organizations.
Such loans, if and when made, may not exceed 20% of the Fund's total assets. The Fund may not lend its portfolio securities to Smith Barney or its affiliates unless it has applied for and received specific authority from the SEC. Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or securities issued or guaranteed by the U.S.
government, its agencies or instrumentalities ("U.S.
government securities"), which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. From time to time, the Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the Fund or with Smith Barney, and which is acting as a "finder."

	In lending its portfolio securities, the Fund can increase its income by continuing to receive interest on the loaned securities, as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when governmen securities are used as collateral. Requirements of the SEC, which may be subject to future modifications, currently provide that the following conditions must be met whenever portfolio securities are loaned: (a) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as an amount equal to any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan;
and (f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment occurs, the Fund's
Board of Directors must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by MMC to be of good standing and will not be made unless, in the judgment of MMC, the consideration to be earned from such loans would justify the risk.

Money Market Instruments

	As stated in the Prospectus, the Fund may invest for temporary defensive purposes in corporate and government bonds and notes and money market instruments. Money market instruments in which the Fund may invest include: U.S. government securities;
certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. The following is a more detailed description of such money market instruments.

	Certificates of deposit ("CDs") are short-term negotiable obligations of commercial banks. Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions.

	Domestic commercial banks organized under
Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation
(the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve
System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending upon the principal amounts of CDs of each bank held by the
Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of governmental regulations, domestic branches of domestic banks are generally required to, among other things, maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

	Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and government regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks.
These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank. CDs issued by wholly owned Canadian subsidiaries of domestic banks are guaranteed as to repayment of principal and interest (but not as to sovereign risk) by the domestic parent bank.

	Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation as well as governmental action in the country in which the foreign bank has its head office.
A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve
System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State
Branches") may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.

	In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks or by domestic branches of foreign banks, MMC will carefully evaluate such investments on a case-by-case basis.

	Savings and loan associations whose CDs may be purchased by the Fund are supervised by the Office of Thrift Supervision and are insured by the Savings
Association Insurance Fund, which is administered by the FDIC and is backed by the full faith and credit of the U.S. government. As a result, such savings and loan associations are subject to regulation and examination.

Options, Futures and Currency Strategies.

	The Fund may use forward currency contracts and certain options and futures strategies to attempt to hedge its portfolio, i.e., reduce the overall level of investment risk normally associated with the Fund.
There can be no assurance that such efforts will succeed.


	In order to assure that the Fund will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the Commodity
Futures Trading Commission ("CFTC") require that the
Fund enter into transactions in futures contracts and options on futures only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions do not exceed 5% of the liquidation value of the Fund's assets. To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. For example, when the investment adviser anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which the currency exchange transaction related to the purchase or sale will be made
("transaction hedging"). Further, when the investment adviser believes that a particular currency may decline compared to the U.S. dollar or another currency, the Fund may enter into a forward contract to sell the currency the investment adviser expects to decline in an amount approximating the value of some or all of the Fund's securities denominated in that currency, or when the investment adviser believes that one currency may decline against a currency in which some or all of the portfolio securities held by the Fund are denominated, it may enter into a forward contract to buy the currency expected to decline for a fixed amount ("position hedging"). In this situation, the Fund may, in the alternative, enter into a forward contract to sell a different currency for a fixed amount of the currency expected to decline where the investment manager believes that the value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the value of the currency in which portfolio securities of the Fund are denominated ("cross hedging"). The Fund's custodian places (i) cash, (ii) U.S. Government securities or (iii) equity securities or debt securities (of any grade) in certain currencies provided such assets are liquid, unencumbered and marked to market daily, or other high-quality debt securities denominated in certain currencies in a separate account of the Fund having a value equal to the aggregate account of the Fund's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the securities placed in a separate account declines, additional cash or securities are placed in the account on a daily basis so that the value of the amount will equal the amount of the Fund's commitments with respect to such contracts.


	For hedging purposes, the Fund may write covered call options and purchase put and call options on currencies to hedge against movements in exchange rates and on debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or which the investment adviser intends to include in its portfolio. The Fund also may use interest rates futures contracts and options thereon to hedge against changes in the general level in interest rates.

	The Fund may write call options on securities and currencies only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A call option written by the Fund is "covered" if the Fund owns the securities or currency underlying the option or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities or currencies held in its portfolio. A call option is also covered if the Fund holds on a share-for-share basis a call on the same security or holds a call on the same currency as the call written where the exercise price of the call held is equal to less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other high-grade, short-term obligations in a segregated account with its custodian.

	Although the portfolio might not employ the use of forward currency contracts, options and futures, the use of any of these strategies would involve certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: dependence on the investment adviser's ability to predict movements in the prices of individual debt securities, fluctuations in the general fixed-income markets and movements in interest rates and currency markets, imperfect correlation between movements in the price of currency, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; lack of assurance that a liquid market will exist for any particular option, futures contract or options thereon at any particular time and possible need to defer or accelerate closing out certain options, futures contracts and options thereon in order to continue to qualify for the beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986, as amended (the "Code"). See "Dividends,
Distributions and Taxes."

Options on Securities

	As discussed more generally above, the Fund may engage in the writing of covered call options. The
Fund may also purchase put options and enter into closing transactions.

	The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

	Options written by the Fund will normally have expiration dates between one and six months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively.

	The Fund may write (a) in-the-money call options when MMC expects the price of the underlying security to remain flat or decline moderately during the option period, (b) at-the-money call options when MMC expects the price of the underlying security to remain flat or advance moderately during the option period and (c) out-of-the-money call options when MMC expects that the price of the security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options are used in equivalent transactions.

	So long as the obligation of the Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing
Corporation ("Clearing Corporation") or similar clearing corporation and the securities exchange on which the option is written.

	An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. The Fund expects to write options only on national securities exchanges or in the over-the-counter market. The Fund may purchase put options issued by the Clearing Corporation or in the over-the-counter market.

	The Fund may realize a profit or loss upon entering into a closing transaction. In cases in which the Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the Fund has purchased an option and engages in a closing sale transaction, whether it recognizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.

	Although the Fund generally will purchase or write only those options for which MMC believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the Clearing Corporation and national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

	Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Fund and other clients of MMC and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions.

	In the case of options written by the Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice.
In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk because the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

	Although MMC will attempt to take appropriate measures to minimize the risks relating to the Fund's writing of call options and purchasing of put and call options, there can be no assurance that the Fund will succeed in its option-writing program.

Stock Index Options

	As described generally above, the Fund may purchase put and call options and write call options on domestic stock indexes listed on domestic exchanges in order to realize its investment objective of capital appreciation or for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index.
Some stock index options are based on a broad market index such as the New York Stock Exchange Composite
Index or the Canadian Market Portfolio Index, or a narrower market index such as the Standard & Poor's
100. Indexes also are based on an industry or market segment such as the American Stock Exchange Oil and Gas Index or the Computer and Business Equipment
Index.

	Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

	The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of the Fund correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indexes will be subject to MMC's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Futures Contracts and Options on Futures Contracts

	As described generally above, the Fund may invest in stock index futures contracts and options on futures contracts that are traded on a domestic exchange or board of trade.

	The purpose of entering into a futures contract by the Fund is to protect the Fund from fluctuations in the value of securities without actually buying or selling the securities. For example, in the case of stock index futures contracts, if the Fund anticipates an increase in the price of stocks that it intends to purchase at a later time, the Fund could enter into contracts to purchase the stock index (known as taking a "long" position) as a temporary substitute for the purchase of stocks. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts increases and thereby serves as a hedge against the Fund's not participating in a market advance. The Fund then may close out the futures contracts by entering into offsetting futures contracts to sell the stock index
(known as taking a "short" position) as it purchases individual stocks. The Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities. But by using futures contracts as an investment tool to reduce risk, given the greater liquidity in the futures market, it may be possible to accomplish the same result more easily and more quickly.

	No consideration will be paid or received by the Fund upon the purchase or sale of a futures contract.
Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount
(this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund, upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." In addition, when the Fund enters into a long position in a futures contract or an option on a futures contract, it must deposit into a segregated account with the Fund's custodian an amount of cash or cash equivalents equal to the total market value of the underlying futures contract, less amounts held in the Fund's commodity brokerage account at its broker. At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

	There are several risks in connection with the use of futures contracts as a hedging device.
Successful use of futures contracts by the Fund is subject to the ability of MMC to predict correctly movements in the stock market or in the direction of interest rates. These predictions involve skills and techniques that may be different from those involved in the management of investments in securities. In addition, there can be no assurance that there will be a perfect correlation between movements in the price of the securities underlying the futures contract and movements in the price of the securities that are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in market behavior or interest rates.

	Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange) and no secondary market exists for those contracts. In addition, although the Fund intends to enter into futures contracts only if there is an active market for the contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin; in such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

Investment Restrictions

	The Fund has adopted the following investment restrictions for the protection of shareholders.
Restrictions 1 through 9 cannot be changed without approval by the holders of a majority of the outstanding shares of the Fund, defined as the lesser of (a) 67% of the Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the Fund's outstanding shares. The remaining restrictions may be changed by the Fund's
Board of Directors at any time. The Fund may not:

	1.  With respect to 75% of the value of its
total assets, invest more than 5% of its total assets in securities of any one issuer, except securities issued or guaranteed by the U.S.
government, or purchase more than 10% of the outstanding voting securities of such issuer.

	2. Issue senior securities as defined in the 1940 Act, and any rules and orders thereunder, except insofar as the Fund may be deemed to have issued senior securities by reason of: (a) borrowing money or purchasing securities on a when-issued or delayed-delivery basis; (b) purchasing or selling futures contracts and options on future contracts and other similar instruments; and (c) issuing separate classes of shares.

	3. Invest more than 25% of its total assets in securities, the issuers of which are in the same industry. For purposes of this limitation, U.S.
government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

	4.  Borrow money, except that the Fund may
borrow from banks for temporary or emergency
(not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, in an amount not exceeding 10% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

	5.  Engage in the business of underwriting
securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities
Act of 1933, as amended, in disposing of portfolio securities.

	6. Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except against the box). For purposes of this restriction, the deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts and related options and options on securities is not considered to be the purchase of a security on margin.

	7. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this shall not prevent the Fund from: (a) investing in real estate investment trust securities traded on the New York Stock
Exchange, Inc. ("NYSE"), American Stock Exchange or the National Association of Securities
Dealers, Inc.'s Automated Quotation System; (b) investing in securities of issuers engaged in the real estate business and securities which are secured by real estate or interests therein;
or (c) holding or selling real estate received as a result of a default on securities it holds.

	8. Make loans of its funds or securities. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; (b) repurchase agreements; and (c) loans of its portfolio securities as described in the Prospectus and this Statement of Additional Information under "Investment
Objective and Management Policies."

	9.  Write, purchase or sell puts, calls,
straddles, spreads or combinations thereof or engage in transactions involving futures contracts and related options, except as permitted under the Fund's investment goals and policies, as set forth in the current Prospectus and the Statement of Additional Information.

	10. Invest more than 5.00% of the value of the Fund's total assets in the securities of any issuer which has been in continuous operation for less than three years. This restriction does not apply to U.S. government securities.

	11.  Invest in other open-end investment
companies (except as part of a merger,
consolidation, reorganization or acquisition of assets). This restriction does not apply to investment in closed-end, publicly traded investment companies.

	12. Invest in interests in oil, gas or other mineral exploration or development programs
(except that the Fund may invest in the
securities of issuers which operate, invest in or sponsor such programs).

	13. Purchase or retain the securities of any issuer if, to the knowledge of the Fund, any officer or Director of the Fund or of MMC owns beneficially more than 1/2 of 1.00% of the outstanding securities of such issuer and the persons so owning more than 1/2 of 1.00% of such securities together own beneficially more than 5.00% of such securities.

	14. Purchase warrants if, thereafter, more than 2.00% of the value of the Fund's net assets would consist of such warrants, but warrants attached to other securities or acquired in units by the Fund are not subject to this restriction.

	15. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

	16. Invest in any company for the purpose of exercising control or management.

	17.  Purchase or sell real estate limited
partnership interests.

	Certain restrictions listed above permit the Fund without shareholder approval to engage in investment practices that the Fund does not currently pursue. The Fund has no present intention of altering its current investment practices as otherwise described in the Prospectus and this Statement of Additional Information and any future change in those practices would require Board approval. If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of the restriction. The Fund may make commitments more restrictive than the fundamental restrictions listed above so as to permit the sale of Fund shares in certain states. Should the Fund determine that any such commitment is no longer in the best interests of the Fund and its shareholders, it will revoke the commitment by terminating sales of its shares in the states involved.

Portfolio Turnover

	While the Fund does not intend to trade in securities for short-term profits, securities may be sold without regard to the amount of time they have been held by the Fund when warranted by the circumstances. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a year by the monthly average value of portfolio securities for the year. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation. A portfolio turnover rate of 100% would occur, for example, if all the securities in the Fund's portfolio were replaced once during a period of one year. A high rate of portfolio turnover in any year will increase brokerage commissions paid and could result in high amounts of realized investment gain subject to the payment of taxes by shareholders.
Any realized short-term investment gain will be taxed to shareholders as ordinary income. For the 1997 and 1996 fiscal years, the Fund's portfolio turnover rates were 46% and 57%, respectively.

Portfolio Transactions

	Decisions to buy and sell securities for the Fund are made by MMC, subject to the overall supervision and review of the Fund's Board of Directors. Portfolio securities transactions for the Fund are effected by or under the supervision of MMC.

	Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There generally is no stated commission in the case of securities traded in the over-the-counter markets, but the price of those securities includes an undisclosed commission or mark-up. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. For the fiscal years ended September 30, 1997, 1996 and 1995, the Fund paid total brokerage commissions of $2,983,857, $2,132,627 and $953,849, respectively.

	In executing portfolio transactions and
selecting brokers or dealers, it is the Fund's policy to seek the best overall terms available. The Advisory
Agreement between the Fund and MMC provides that, in assessing the best overall terms available for any transaction, MMC shall consider the factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes
MMC, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or other accounts over which MMC or an affiliate exercises investment discretion.

	The Fund's Board of Directors periodically will review the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Fund. It is possible certain of the services received will primarily benefit one or more other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts.
MMC's fee under the Advisory Agreement is not reduced by reason of MMC's receiving such brokerage and research services. Further, Smith Barney will not participate in commissions from brokerage given by the Fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom.

	The Fund's Board of Directors has determined that any portfolio transaction for the Fund may be executed through Smith Barney if, in MMC's judgment, the use of Smith Barney is likely to result in price and execution at least as favorable as those of other qualified brokers, and if in the transaction, Smith
Barney charges the Fund a commission rate consistent with those charged by Smith Barney to comparable unaffiliated customers in similar transactions. In addition, under rules recently adopted by the SEC, Smith Barney may directly execute such transactions for the Fund on the floor of any national securities exchange, provided: (i) the Board of Directors has expressly authorized Smith Barney to effect such transactions; and (ii) Smith Barney annually advises the Fund of the aggregate compensation it earned on such transactions. For the fiscal years ended
September 30, 1997, 1996 and 1995, the Fund paid
$27,396, $80,904 and $12,132 respectively, in
brokerage commissions to Smith Barney The percentage of registrant's aggregate brokerage commissions paid for the fiscal year ended September 30, 1997 was 0.9% and the percentage of registrant's aggregate dollar amount of transactions involving the payment of commissions effected for the fiscal year ended
September 30, 1997 was 1.5%.

	While investment decisions for the Fund are made independently from those of the other accounts managed by MMC, or certain affiliates of MMC, investments of the type the Fund may make also may be made by such other accounts. In such instances, available investments or opportunities for sales will be allocated in a manner believed by MMC to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained for or disposed of by the Fund.

PURCHASE OF SHARES

Volume Discounts

	The schedule of sales charges on Class A shares described in the Prospectus applies to purchases made by any "purchaser," which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for his or her own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified under
Section 401(a) of the Code, and qualified employee benefit plans of employers who are "affiliated persons" of each other within the meaning of the 1940
Act; (e) tax-exempt organizations enumerated in
Section 501(c)(3) or (13) of the Code; and (f) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended) purchasing shares of the Fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts on Class A shares should contact a Smith
Barney Financial Consultant.

Combined Right of Accumulation

	Reduced sales charges, in accordance with the
schedule in the Prospectus, apply to any purchase of Class A shares if the aggregate investment in Class A shares of the Fund and in Class A shares of other
Smith Barney Mutual Funds that are offered with an initial sales charge, including the purchase being made, of any purchaser is $25,000 or more. The reduced sales charge is subject to confirmation of the shareholder's holdings through a check of appropriate records. The Fund reserves the right to terminate or amend the combined right of accumulation at any time after written notice to shareholders. For further information regarding the combined right of accumulation, shareholders should contact a Smith
Barney Financial Consultant.


Determination of Public Offering Price

	The Fund offers its shares to the public on a continuous basis. The public offering price for Class
A shares of the Fund is equal to the net asset value per share at the time of purchase plus an initial sales charge based on the aggregate amount of the investment. The public offering price for Class B, Class C and Class Y shares (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge ("CDSC"), however, is imposed on certain redemptions of Class B and Class C shares, and of Class A shares when purchased in amounts equaling or exceeding $500,000.
The method of computation of the public offering price is shown in the Fund's financial statements incorporated by reference in their entirety into this Statement of Additional Information.



REDEMPTION OF SHARES

	The right of redemption may be suspended or the date of payment postponed (a) for any period during which the NYSE is closed (other than for customary weekend or holiday closings), (b) when trading in markets the Fund normally utilizes is restricted, or an emergency, as determined by the SEC, exists so that disposal of the Fund's investments or determination of net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of the Fund's shareholders.

Distributions in Kind

	If the Board of Directors of the Fund determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the Fund may pay, in accordance with the SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the Fund's net assets by distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

	An automatic cash withdrawal plan (the
"Withdrawal Plan") is available to shareholders who own shares with a value of at least $10,000 ($5,000 for retirement plan accounts) and who wish to receive specific amounts of cash monthly or quarterly.
Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. Any applicable CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences.
(With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares that are subject to a CDSC). To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments will reduce the shareholder's investment and ultimately may exhaust it. Withdrawal payments should not be considered as income from investment in the Fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the Fund at the same time he or she is participating in the Withdrawal
Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

	Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with First Data as agent for Withdrawal Plan members.
All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the Fund. A shareholder who purchases shares directly through First Data may continue to do so and applications for participation in the Withdrawal Plan must be received by First Data no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Smith Barney Financial
Consultant.



DISTRIBUTOR

	Smith Barney serves as the Fund's distributor on a best efforts basis pursuant to a written agreement dated July 30, 1993 (the "Distribution Agreement") which was most recently approved by the Fund's Board of Directors on June 24, 1997. For the fiscal years ended September 30, 1997, 1996 and 1995, Smith Barney
$817,000, $1.0 million and $808,600, respectively, in sales charges from the sale of Class A shares and did not reallow any portion thereof to dealers. For the fiscal years ended September 30, 1997, 1996 and 1995,
Smith Barney received $1,133,000, $844,000, and
$820,900, respectively, representing CDSC fees on redemptions of the Fund's Class B shares. For the fiscal year ended September 30, 1997 and 1996, Smith
Barney received $11,000 and $10,000, receptively, representing CDSC fees on redemptions of the Fund's
Class C shares.

	When payment is made by the investor before settlement date, unless otherwise directed by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Smith
Barney may benefit from the temporary use of the funds. The investor may designate another use for the funds prior to settlement date, such as an investment in a money market fund (other than Smith Barney
Exchange Reserve Fund) of the Smith Barney Mutual
Funds. If the investor instructs Smith Barney to invest the funds in a Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the Fund and the Smith Barney money market fund, and affiliates of Smith Barney that serve the funds in an investment advisory or administrative capacity will benefit from the fact that they are receiving fees from both such investment companies for managing these assets computed on the basis of their average daily net assets. The Fund's Board of Directors has been advised of the benefits to Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Advisory,
Administration and Distribution Agreements for continuance.

Distributions Arrangements

	To compensate Smith Barney for the services it provides and for the expense it bears under the Distribution Agreement, the Fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the
Fund pays Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to the Class A, Class B and Class
C shares. In addition, the Fund pays Smith Barney a distribution fee with respect to the Class B and Class
C shares primarily intended to compensate Smith Barney for its initial expense of paying financial consultants a commission upon sales of those shares.
The Class B and Class C distribution fee is calculated at the annual rate of 0.75% of the value of the Fund's average daily net assets attributable to the shares of the respective Class.

	For the fiscal year ended September 30, 1997 the Fund's Class A, Class B, and Class C shares incurred
$1,324,748, $6,171,904 and $435,371, respectively, in
service fees. For the fiscal year ended September 30, 1996, the Fund's Class A, Class B and Class C shares incurred $1,058,779, $1,557,497 and $84,657, respectively, in service fees. For the fiscal year ended September 30, 1995, the Fund's Class A, Class B and Class C shares incurred $802,308, $1,060,580 and $25,292, respectively, in service fees. In addition, for the fiscal year ended September 30, 1997, September 30, 1996, and September 30, 1995, the Fund's
Class B shares incurred $2,057,302, $4,672,493 and
$3,181,739, respectively, in distribution fees. For the same period, the Fund's Class C shares incurred
$145,124, $253,971 and $75,876, respectively, in
distribution fees.

	Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Fund's Board of Directors, including a majority of the Independent Directors. The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all material amendments of the Plan also must be approved by the Directors and Independent Directors in the manner described above. The Plan may be terminated with respect to a class of the Fund (a "Class") at any time, without penalty, by the vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Class (as defined in the 1940 Act). Pursuant to the Plan, Smith
Barney will provide the Fund's Board of Directors with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

VALUATION OF SHARES

	Each Class' net asset value per share is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin
Luther King Day, Presidents' Day, Good Friday,
Memorial Day, Independence Day, Labor Day,
Thanksgiving and Christmas, and on the preceding
Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the Fund in valuing its assets.

	Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued on the basis of the bid price at the close of business on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Fund's
Board of Directors. Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the Fund will be valued at fair value as determined in good faith by the Fund's Board of Directors.

EXCHANGE PRIVILEGE

	Except as noted below and in the Prospectus, shareholders of any of the Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same class of other Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange as follows:

	A. Class A shares of the Fund may be exchanged without a sales charge for Class A shares of any of the Smith Barney Mutual Funds.

	B. Class B shares of any fund may be exchanged without a sales charge. Class B shares of the Fund exchanged for Class B shares of another
Smith Barney Mutual Fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

	C. Class C shares of any fund may be exchanged without a sales charge. For purposes of CDSC applicability, Class C shares of the Fund exchanged for Class C shares of another Smith
Barney Mutual Fund will be deemed to have been owned since the date the shares being exchanged were deemed to be purchased.

	The exchange privilege enables shareholders to acquire shares of the same Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Smith Barney Financial Consultant.

	Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

PERFORMANCE DATA

	From time to time, the Fund may quote total return of a Class in advertisements or in reports and other communications to shareholders. The Fund may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include data from the following industry and financial publications:
Barrons', Business Week, CDA Investment Technologies,
Inc., Changing Times, Forbes, Fortune, Institutional
Investor, Investors Daily, Money, Morningstar Mutual
Fund Values, The New York Times, USA Today and The
Wall Street Journal. To the extent any advertisement or sales literature of the Fund describes the expenses or performance of any Class it will also disclose such information for the other Classes.

Average Annual Total Return

"Average annual total return" figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

	P(1 + T)n = ERV

	Where:	P	=	a hypothetical initial payment
of $1,000.
    	T	=	average annual total return.
	n	=	number of years.
	ERV	=	Ending Redeemable Value of a
hypothetical $1,000 investment
made at the beginning of the 1-
, 5- or 10-year period at the
end of the 1-, 5- or 10-year
period (or fractional portion
thereof), assuming reinvestment
of all dividends and
distributions.

Class A's average annual total return was as follows for the periods indicated:

23.05%	for the one-year period from October 1, 1996
through September  30, 1997;
17.34%	for the five-year period from October 1, 1992
through September 30, 1997;
12.52%	for the ten-year period from October 1,
1987 through September 30, 1997.
	The average annual total return figures assume that the maximum 5.00% sales charge has been deducted from the investment at the time of purchase. If the maximum sales charge of 5.00% had not been deducted at the time of purchase, the average annual total return for the same periods would have been 29.53%, 18.55%, and 13.10%, respectively.

Class B's average annual total return was as follows for the periods indicated:

23.62% 	for the one-year period from October 1,
1996 through September 30, 1997.
17.71%	for the period from November 6, 1992
(commencement of operations) through September
30, 1997.

	The average annual total return figures assume that the maximum 5.00% sales charge has been deducted from the investment at the time of purchase. If the maximum sales charge of 5.00% had not been deducted at the time of purchase, the average annual total return for the same periods would have been 28.62%, and 17.81%, respectively.

Class C's average annual total return was as follows for the period indicated:

27.52%	for the one-year period from October 1, 1996
through September 30, 1997.
16.29%	for the period from August 10, 1993
(commencement of operations) through September
30, 1997.

Aggregate Total Return

"Aggregate total return" figures represent the cumulative change in the value of an investment in the Class for the specified period and are computed by the following formula:



	AGGREGATE TOTAL RETURN = ERV-P
						P

	Where:	P	=	a hypothetical initial payment
of $10,000.
		ERV	=	Ending Redeemable Value of a
hypothetical $10,000 investment
made at the beginning of the 1-
, 5- or 10-year period at the
end of the 1-, 5- or 10-year
period (or fractional portion
thereof), assuming reinvestment
of all dividends and
distributions.

     Class A's aggregate total return was as follows for the periods indicated:

29.53%	for the one-year period from October 1, 1996
through September 30, 1997;
134.17%	for the five-year period from October 1, 1992
through  September 30, 1997;
242.37%	for the ten-year period from October 1, 1987
through September 30, 1997.

	These aggregate total return figures do not assume that the maximum 5.00% sales charge has been deducted from the investment at the time of purchase.
If the maximum sales charge had been deducted at the time of purchase, the Class A shares aggregate total return for the same periods would have been 23.05%, 122.46% and 255.25%, respectively.

Class B's aggregate total return was as follows for the periods indicated:

28.62%	for the one-year period beginning on October 1,
1996 through September 30, 1997;
123.34%	for the period beginning November 6, 1992
(commencement of operations) through September
30, 1997.

Class B's aggregate total return figures assume that the maximum applicable CDSC has not been deducted from the investment at the time of purchase. If the maximum applicable CDSC had been reflected, Class B's aggregate total return for the same periods would have been 23.62% and 122.34%, respectively.

Class C's aggregate total return was as follows for the period indicated:

28.52%	 for the one year period from October 1,
1996 through September 30, 1997;
86.87%	for the period from August 10, 1993
(commencement of operations) through September
30, 1997.


	Performance will vary from time to time
depending upon market conditions, the composition of the Fund's portfolio, operating expenses and the expenses exclusively attributable to the Class.
Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future.
Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

	It is important to note that the total return figures set forth above are based on historical earnings and are not intended to indicate future performance.

TAXES

	The following is a summary of selected Federal income tax considerations that may affect the Fund and its shareholders. The summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in the Fund.

	The Fund has qualified and intends to continue to qualify each year as a regulated investment company under the Code. Provided the Fund (a) is a regulated investment company and (b) distributes at least 90% of its net investment income (including, for this purpose, net realized short-term capital gains), the Fund will not be liable for Federal income taxes to the extent its net investment income and its net realized long- and short-term capital gains, if any, are distributed to its shareholders. Although the Fund expects to be relieved of all or substantially all Federal, state, and local income or franchise taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, that portion of the Fund's income which is treated as earned in any such state or locality could be subject to state and local tax. Any such taxes paid by the Fund would reduce the amount of income and gain available for distribution to shareholders. All of a shareholder's dividends and distributions payable by the Fund will be reinvested automatically in additional shares of the same Class of the Fund at net asset value, unless the shareholder elects to receive dividends and distributions in cash.

	Gain or loss on the sale of a security by the Fund generally will be long-term capital gain or loss if the Fund has held the securities for more than one year. Gain or loss on the sale of securities held for not more than one year will be short-term. If the Fund acquires a debt security at a substantial discount, a portion of any gain upon the sale or redemption will be taxed as ordinary income, rather than capital gain to the extent it reflects accrued market discount.

	Dividends of net investment income and
distributions of net realized short-term capital gains will be taxable to shareholders as ordinary income for Federal income tax purposes, whether received in cash or reinvested in additional shares. Dividends received by corporate shareholders will qualify for the dividends-received deduction only to the extent that the Fund designates the amount distributed as a dividend and the amount so designated does not exceed the aggregate amount of dividends received by the Fund from domestic corporations for the taxable year. The
Federal dividends-received deduction for corporate shareholders may be further reduced or disallowed if the shares with respect to which dividends are received are treated as debt-financed or are deemed to have been held for less than 46 days.

	Foreign countries may impose withholding and other taxes on dividends and interest paid to the Fund with respect to investments in foreign securities.
However, certain foreign countries have entered into tax conventions with the United States to reduce or eliminate such taxes. Distributions of long-term capital gains will be taxable to shareholders as such, whether paid in cash or reinvested in additional shares and regardless of the length of time that the shareholder has held his or her interest in the Fund.
If a shareholder receives a distribution taxable as long-term capital gain with respect to his or her investment in the Fund and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchange that is less than or equal to the amount of the distribution will be treated as a long-term capital loss.

	If a shareholder (a) incurs a sales charge in acquiring or redeeming shares of the Fund, and (b) disposes of those shares and acquires within 90 days after the original acquisition shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (i.e., an exchange privilege), the original sales charge increases the shareholder's tax basis in the original shares only to the extent the otherwise applicable sales charge for the second acquisition is not reduced. The portion of the original sales charge that does not increase the shareholder's tax basis in the original shares would be treated as incurred with respect to the second acquisition and, as a general rule, would increase the shareholder's tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition.
This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

	Investors considering buying shares of the Fund just prior to a record date for a taxable dividend or capital gain distribution should be aware that, regardless of whether the price of the Fund shares to be purchased reflects the amount of the forthcoming dividend or distribution payment, any such payment will be a taxable dividend or distribution payment.

	If a shareholder fails to furnish a correct taxpayer identification number, fails to report his or her dividend or interest income in full, or fails to certify that he or she has provided a correct taxpayer identification number, and that he or she is not subject to such withholding, the shareholder may be subject to a 31% "backup withholding" tax with respect to (a) any taxable dividends and distributions and (b) any proceeds of any redemption of Fund shares. An individual's taxpayer identification number is his or her social security number. The 31% backup withholding tax is not an additional tax and may be credited against a shareholder's regular Federal income tax liability.

	Options Transactions. The tax consequences of options transactions entered into by the Fund will vary depending on the nature of the underlying security and whether the "straddle" rules, discussed separately below, apply to the transaction. When the Fund writes a call or put option on an equity or debt security, it will receive a premium that will, subject to the "section 1256 contract" and straddle rules discussed below, be treated as follows for tax purposes. If the option expires unexercised, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the amount of the premium) without regard to any unrealized gain or loss on the underlying security. Any such gain or loss will be short-term capital gain or loss, except that any loss on a "qualified" covered call option not treated as part of a straddle may be treated as long-term capital loss. If a call option written by the Fund is exercised, the Fund will recognize a capital gain or loss from the sale of the underlying security, and will treat the premium as additional sales proceeds.
Whether the gain or loss will be long-term or short-term will depend on the holding period of the underlying security. If a put option written by the Fund is exercised, the amount of the premium will reduce the tax basis of the security the Fund then purchases.

	The Code imposes a special "mark-to-market" system for taxing section 1256 contracts which include options on nonconvertible debt securities (including
U.S. government securities). In general, gain or loss with respect to section 1256 contracts will be taken into account for tax purposes when actually realized
(by a closing transaction, by exercise, by taking delivery or by other termination). In addition, any section 1256 contracts held at the end of a taxable year will be treated as sold at their year-end fair market value (that is, marked-to-market), and the resulting gain or loss will be recognized for tax purposes. Provided section 1256 contracts are held as capital assets and are not part of a straddle, both the realized and unrealized year-end gain or loss from these investment positions (including premiums on options that expire unexercised) will be treated as 60% long-term and 40% short-term capital gain or loss, regardless of the period of time particular positions are actually held by the Fund.

	In order to continue to qualify as a regulated investment company, the Fund may have to limit its transactions in section 1256 contracts.

	Straddles. The Code contains rules applicable to "straddles," that is, "offsetting positions in actively traded personal property." Such personal property includes section 1256 contracts or other investment contracts. Where applicable, the straddle rules generally override the other provisions of the Code. In general, investment positions will be offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions (although certain covered call options would not be treated as part of a straddle). The Fund is authorized to enter into covered call and covered put positions. Depending on what other investments are held by the Fund, at the time it enters into one of the above transactions, the Fund may create a straddle for purposes of the Code.

	If two (or more) positions constitute a
straddle, recognition of a realized loss from one position (including a marked-to-market loss) must be deferred to the extent of unrecognized gain in an offsetting position. Also, long-term capital gain may be recharacterized as short-term capital gain, or short-term capital loss as long-term capital loss.
Furthermore, interest and other carrying charges allocable to personal property that is part of a straddle must be capitalized.

	If the Fund chooses to identify a particular offsetting position as being one component of a straddle, a realized loss on any component of the straddle will be recognized no earlier than upon the liquidation of all of the components of the straddle.
Special rules apply to "mixed" straddles (that is, straddles consisting of a section 1256 contract and an offsetting position that is not a section 1256 contract). If the Fund makes certain elections, the section 1256 contract components of such mixed straddles will not be subject to the 60%/40% mark-to-market rules. If any such election is made, the amount, the nature (as long- or short-term) and the timing of the recognition of the Fund's gains or losses from the affected straddle positions will be determined under rules that will vary according to the type of election made.

	Wash Sales. "Wash sale" rules will apply to prevent the recognition of loss with respect to a position where an identical or substantially identical position is or has been acquired within a prescribed period.

	The foregoing is only a summary of certain
Federal tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

ADDITIONAL INFORMATION

	The Fund was originally incorporated under the laws of the State of Washington on March 17, 1981, under the name Foster & Marshall Growth Fund, Inc. On
May 22, 1984, December 18, 1987, November 21, 1989,
August 12, 1992, August 17, 1993 and October 14, 1994,
the Fund changed its name to Shearson Fundamental
Value Fund Inc., Shearson Lehman Fundamental Value
Fund Inc., SLH Fundamental Value Fund Inc., Shearson
Lehman Brothers Fundamental Value Fund Inc., Smith
Barney Shearson Fundamental Value Fund Inc., and Smith
Barney Fundamental Value Fund Inc. Without changing its name, the Fund was reincorporated as a Maryland corporation on May 24, 1995.

	PNC, located at 17th and Chestnut Streets,
Philadelphia, Pennsylvania, 19103, serves as the custodian of the Fund. Under its agreement with the Fund, PNC holds the Fund's portfolio securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transaction charges. The assets of the Fund are held under bank custodianship in compliance with the 1940 Act.

	First Data, located at Exchange Place, Boston,
Massachusetts 02109, serves as the Fund's transfer agent. Under the transfer agency agreement, First Data maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and distributes dividends and distributions payable by the Fund. For these services, First Data receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month and is reimbursed for out-of-pocket expenses.

FINANCIAL STATEMENTS

	The Fund's Annual Report for the fiscal year ended September 30, 1997 is incorporated herein by reference in its entirety.



u:\legal\funds\valu\1998\secdocs\sai98.doc	37




PART C

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements:

		Included in Part A:

		Financial Highlights

		Included in Part B:

   The Registrant's Annual Report for the fiscal year ended
 September 30, 1997 and the Report of Independent Accountants is incorporated by reference to the filing of such report pursuant to Rule 30b2-1 under the Investment Company Act of 1940 as filed with the Securities and Exchange Commission on December 1, 1997(Accession # 0000091155- 97-000529.

	Included in Part C:

	   Consent of Independent Accountants
(b)	Exhibits

All references are to the Registrant's registration statement on Form N-1A as filed with the Securities and Exchange Commission ("SEC"), File Nos. 2-71469 and 811-3158 (the "Registration Statement").

(1)(a)	Registrant's Articles of Incorporation dated May 13, 1994 are incorporated by reference to post-effective amendment no. 27 to the Registration Statement as filed with the SEC on May 26, 1995
("Post-Effective Amendment No. 27").


(1)(b)	Registrant's Articles of Amendment dated May 24, 1995 are
incorporated by reference to post-effective amendment no. 28 to the Registration Statement as filed with the SEC on February 1, 1996
("Post-Effective Amendment No. 28").

(2)	Registrant's By-Laws are incorporated by reference
to Post-Effective Amendment No. 27.

(3)	Inapplicable.

(4)(a)	Registrant's form of stock certificate relating to Class A
shares are incorporated by reference to Post-Effective Amendment No. 27.

(4)(b)	Registrant's form of stock certificate relating to Class B shares are incorporated by reference to Post-Effective Amendment No. 27.

(4)(c)	Registrant's form of stock certificate relating to Class C shares are incorporated by reference to Post-Effective Amendment No. 27.

(4)(d)	Registrant's form of stock certificate relating to Class Y shares are incorporated by reference to Post-Effective Amendment No. 27.

(5)	Form of Investment Advisory Agreement with Smith Barney
 Mutual Funds Management Inc.is incorporated by reference to Post
-Effective Amendment No. 27.

(6)	Form of Distribution Agreement between the Registrant
and Smith Barney Inc. is incorporated by reference to Post-Effective
 Amendment No. 27.

(7)	Inapplicable.

(8)	Custodian Agreement with PNC Bank, National
Association to is incorporated by reference to Post-Effective Amendment
No. 27.


(9)(a)	Form of Transfer Agency Agreement between the Registrant and The
Transfer Agent is incorporated by reference to Post-Effective Amendment No.
28.


(9)(b)	Form of Consent to Assignment between the Registrant
and The Shareholder Services Group, Inc. is incorporated by reference to Post-Effective Amendment No. 27.

(9)(d)	Form of Administration Agreement between the Fund and
Smith Barney Mutual Funds Management Inc. is incorporated by reference to Post-Effective Amendment No. 27.

(10)	Opinion of  Maryland Counsel is incorporated by reference to Post-
Effective
Amendment No. 27.


(11)	Consent of Independent Accountants is filed herein.

(12)	Inapplicable.

(13)	Inapplicable.



(14)	Prototype Self-Employed Retirement Plan is incorporated by
reference to post-effective amendment no. 10 to the Registration Statement as filed with the SEC on November 29, 1987.


(15)	Services and Distribution Plan between the Registrant and
Smith Barney Inc. is incorporated by reference to Post-Effective
 Amendment No. 27.



(16)	Performance Data is incorporated by reference to post-effective amendment no. 11 to the Registration Statement as filed with the SEC on December 5, 1988.





(17)	Financial Data Schedule is filed herewith.



(18)	Form of Rule 18f-3(d) Multiple Class Plan of the Registrant is
incorporated by reference to Post Effective Amendment No. 28.

Item 25.	Persons Controlled by or Under Common Control
		with Registrant

	Not applicable.

Item 26.	Number of Holders of Securities

(1)	(2)

	Number of Record Title of Class Holders as of January 12, 1998

Common Stock par value $.001 per share

Class A Shares			38,143
Class B Shares			67,651
Class C Shares			5,928
Class Y Shares		       	6


Item 27.	Indemnification

The response to this item is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement as filed with the SEC.

Item 28(a).	Business and Other Connections of Investment Adviser


Investment Adviser - Mutual Management Corp.("MMC") formerly known as
Smith Barney Mutual Funds Management Inc. was incorporated in December
1968 under the laws of the State of Delaware. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings")(formerly known as Smith Barney Shearson Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly known as Primerica Corporation) ("Travelers"). MMC is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act") and has, through its predecessors, been in the investment counseling business since 1934. The list required by this Item 28 of officers and directors of MMC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBA pursuant to the Advisers Act (SEC File No. 801-8314).



Item 29.  Principal Underwriters



Consulting Group Capital Markets Funds
Global Horizons Investment Series (Cayman Islands)
Greenwich Street California Municipal Fund Inc.
Greenwich Street Municipal Fund Inc.
Greenwich Street Series Fund
High Income Opportunity Fund Inc.
The Italy Fund Inc.
Managed High Income Portfolio Inc.
Managed Municipals Portfolio II Inc.
Managed Municipals Portfolio Inc.
Municipal High Income Fund Inc.
Puerto Rico Daily Liquidity Fund Inc.
Smith Barney Adjustable Rate Government Income Fund
Smith Barney Aggressive Growth Fund Inc.
Smith Barney Appreciation Fund Inc.
Smith Barney Arizona Municipals Fund Inc.
Smith Barney California Municipals Fund Inc.
Smith Barney Concert Series Inc.
Smith Barney Disciplined Small Cap Fund, Inc.
Smith Barney Equity Funds
Smith Barney Fundamental Value Fund Inc.
Smith Barney Funds, Inc.
Smith Barney Income Funds
Smith Barney Income Trust
Smith Barney Institutional Cash Management Fund, Inc.
Smith Barney Intermediate Municipal Fund, Inc.
Smith Barney Investment Funds Inc.
Smith Barney Investment Trust
Smith Barney Large Capitalization Growth Fund
Smith Barney Managed Governments Fund Inc.
Smith Barney Managed Municipals Fund Inc.
Smith Barney Massachusetts Municipals Fund
Smith Barney Money Funds, Inc.
Smith Barney Muni Funds
Smith Barney Municipal Fund, Inc.
Smith Barney Municipal Money Market Fund, Inc.
Smith Barney Natural Resources Fund Inc.
Smith Barney New Jersey Municipals Fund Inc.
Smith Barney Oregon Municipals Fund Inc.
Smith Barney Principal Return Fund
Smith Barney Telecommunications Trust
Smith Barney Variable Account Funds
Smith Barney World Funds, Inc.
Smith Barney Worldwide Special Fund N.V. (Netherlands Antilles)
Travelers Series Fund Inc.
The USA High Yield Fund N.V.
Worldwide Securities Limited  (Bermuda)
Zenix Income Fund Inc. and various series of unit investment trusts.

Smith Barney is a wholly owned subsidiary of Holdings.
On  June 1, 1994, Smith Barney changed its name from Smith Barney
Shearson Inc. to its current name. The information required by this Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Smith
Barney pursuant to the Securities Exchange Act of 1934 (SEC File
No. 812-8510).

Item 30.	Location of Accounts and Records

	(1)	With respect to the Registrant, its Distributor,
		Investment Adviser and Administrator:
		Smith Barney Inc.
		388 Greenwich Street
		New York, New York  10013

	(2)	With respect to the Registrant's Custodian:
		PNC Bank, National Association
		17th and Chestnut Streets
		Philadelphia, Pennsylvania

	(3)	With respect to the Registrant's Transfer Agent:
		First Data Investor Services Group Inc.
		Exchange Place
		Boston, Massachusetts  02109

Item 31.	Management Services

Not applicable.

Item 32.	Undertakings

Registrant hereby undertakes to call a meeting of its shareholders for the purpose of voting upon the question of removal of a director or directors of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant undertakes further to assist shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment
Company Act of 1940. Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto
duly authorized, in the City of New York and State of New York, on the     28th
day of January 1998.

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.
Registrant

By: /s/ Heath B. McLendon
Name:   Heath B. McLendon
Title:  Chairman of the Board


Signature:			Title:				Date:


/s/Heath B. McLendon	Chairman of the Board			1/28/98
   Heath B. McLendon 	(Chief Executive Officer)

/s/Lewis E. Daidone	Senior Vice President			1/28/98
   Lewis E. Daidone	and Treasurer
			(Chief Financial and
			Accounting Officer)

/s/Lloyd J. Andrews*	Director				1/28/98
   Lloyd J. Andrews

/s/Robert M. Frayn*	Director				1/28/98
   Robert M. Frayn

/s/Leon P. Gardner*	Director				1/28/98
   Leon P. Gardner

/s/Howard J. Johnson*	Director				1/28/98
   Howard J. Johnson

/s/David E. Maryatt*	Director				1/28/98
   David E. Maryatt

/s/ Frederick O. Paulsell*  Director				1/28/98
   Frederick O. Paulsell

/s/Jerry A. Viscione*	Director				1/28/98
   Jerry A. Viscione

/s/Julie W. Weston*	Director				1/28/98
   Julie W. Weston

* Signed pursuant to power of attorney filed May 26, 1995, as an exhibit to Post-Effective Amendment No. 27.